UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4630

John Hancock Investment Trust III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette
Senior Attorney and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end: October 31

Date of reporting period: October 31, 2005

ITEM 1. REPORT TO SHAREHOLDERS.

JOHN HANCOCK

Greater China Opportunities Fund

10.31.2005 **Annual Report**

John Hancock

JOHN HANCOCK FUNDS

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 13

Trustees & officers
page 31

For more information
page 37

To Our Shareholders,

I am pleased to be writing to you as the new President and Chief
Executive Officer of John Hancock Funds, LLC, following the depar-
ture of James A. Shepherdson to pursue other opportunities. In addition, on July 25, 2005, your fund’s Board of Trustees appointed me to the roles of President and Chief Executive Officer of your fund.

As a means of introduction, I have been involved in the mutual fund industry since 1985. I have been with John Hancock Funds for the last
15 years, most recently as executive vice president of retail sales and marketing and a member of the company’s executive and investment committees. In my former capacity, I was responsible for all aspects of the distribution and marketing of John Hancock Funds’ open-end and closed-end funds. Outside of John Hancock, I have served as
Chairman of the Investment Company Institute (ICI) Sales Force
Marketing Committee since September 2003.

It is an exciting time to be at John Hancock Funds, and I am grateful for the opportunity to lead and shape its future growth. With the acquisition of John Hancock by Manulife Financial Corporation in
April 2004, we are receiving broad support toward the goal of provid-
ing our shareholders with excellent investment opportunities and a more complete lineup of choices for the discerning investor.

For one example, we have recently added five “Lifestyle Portfolio”
funds-of-funds that blend multiple fund offerings from internal and external money managers to create a broadly diversified asset alloca-
tion portfolio. Look for more information about these exciting additions to the John Hancock family of funds in the near future.

Although there has been a change in executive-level management, rest assured that the one thing that never wavers is John Hancock Funds’
commitment to placing the needs of shareholders above all else. We are all dedicated to the task of working with you and your financial advisors to help you reach your long-term financial goals.
Sincerely,

Keith F. Hartstein, President and Chief Executive Officer

This commentary reflects the CEO’s views as of October 31, 2005. They are subject to change at any time.

YOUR FUND AT A GLANCE

The Fund seeks long-term capital appreciation by normally investing at least 80% of its assets in equity securities of companies located in China, Hong Kong or Taiwan.

Over the last five months

  The Chinese government revalued its currency, the yuan, by 2% against the U.S. dollar and laid the groundwork for further, gradual adjustments.
  The government’s efforts to slow the economy had mixed success, as third-quarter GDP growth checked in at a still-robust 9.4%.
  The Fund underperformed its benchmark index but finished well ahead of its peer group average.

Total returns for the Fund are at net asset value with all distributions reinvested.
These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above.

Top 10 holdings
13.7%	China Mobile (Hong Kong) Ltd.
9.6%	PetroChina Co., Ltd.
5.3%	CNOOC Ltd.
4.2%	China Petroleum & Chemical Corp.
4.0%	China Life Insurance Co. Ltd.
3.9%	China Telecom Corp. Ltd.
2.9%	China Netcom Group Corp. (Hong Kong) Ltd.
2.6%	Citic Pacific Ltd.
2.5%	China Resources Power Holding Co., Ltd.
2.1%	Hong Kong & China Gas Co., Ltd.
As a percentage of net assets on October 31, 2005.

1

BY PAULINE DAN, CFA AND SETON LOR, PORTFOLIO MANAGERS

MANAGERS’ REPORT

JOHN HANCOCK Greater China Opportunities Fund

Stocks in the Greater China region generally registered mediocre performances since the Fund was launched in June through the end of October. One negative factor was the Chinese government’s attempt to moderate economic growth through tighter monetary policy, particularly during the first and second quarters of 2005. Although these attempts undermined investor sentiment to some degree, they produced only a slight deceleration in the economy. In October it was reported that during the third quarter the Chinese economy expanded at a still-torrid pace of 9.4%, down just slightly from the 9.5% rate recorded for all of 2004.

Also weighing on investors’ minds for most of the period was tension over trade issues between China and the United States. One focus of the controversy has been the huge trade deficit created in part by China’s insistence on maintaining a fixed peg between its currency, the yuan, and the U.S. dollar. In July the Chinese government took a step toward addressing these concerns, revaluing the yuan by two percent and announcing that going forward it would be allowed to trade within a narrow band and pegged against a basket of currencies. Largely as a result of this development, Greater China stocks erased some of their earlier losses, rallying from late July through mid-September.

“Stocks in the Greater China region generally registered mediocre performances since the Fund was launched in June...”

The market weakened again near the end of the period, as unfavorable seasonal factors asserted themselves and a fresh outbreak of the avian flu was reported in the northern province of Inner Mongolia. Although the outbreak was controlled and did not spread to any new locations, health officials worldwide continued to express concern about the possibility of further transmission of the deadly virus from birds to humans.

2

Pauline Dan
Seton Lor

Looking at performance

From its inception on June 8, 2005, through October 31, 2005, John Hancock Greater China Opportunities Fund’s Class A, Class B, Class C and Class I shares returned 2.40%, 2.10%, 2.10% and 2.60%, respectively, at net asset value. By comparison, the average China region fund returned -1.42%, according to Lipper, Inc.1, while the Morgan Stanley Capital International (MSCI) China Free Index finished with a 5.37% return. Keep in mind that your returns will differ from those listed above if you were not invested in the Fund for the entire period or did not reinvest all distributions.

Fund takes a defensive stance

Given the likelihood of a slowing Chinese economy, the Fund maintained a defensive positioning during the period, with overweightings in consumer staples and power utilities. On an absolute basis, energy and telecommunication services, which accounted for the two largest sector weightings in both the Fund and our benchmark index, performed best. Energy, of course, was aided by rising crude oil and natural gas prices, while telecom services stocks bene-fited from the yuan’s appreciation, as investors were attracted by their yuan-based revenues and the fact that many of their costs were dollar-based. That said, the Fund’s performance versus the index suffered because of underweightings in both sectors.

Fund strategy

In managing the Fund, we employ top-down analysis of economic and political trends to guide our sector allocations, complemented by extensive quantitative and qualitative research at the company level. We look for stocks capable of generating consistent returns on equity, along with a competitive market position, reasonable valuation and acceptable debt levels, among other factors. Discussions with management also figure prominently in our work, and we normally log somewhere between 400 and 500 visits a year to companies we own or are following closely.

“...energy and telecommunication services, which accounted for the two largest sector weightings in both the Fund and our benchmark index, performed best.” 3

Sector
distribution[2]

Telecommunication
services -- 22%

Energy -- 22%

Industrials -- 13%

Utilities -- 7%

Financials -- 7%

Materials -- 5%

Consumer
discretionary -- 4%

Consumer
staples -- 2%

Information
technology -- 2%

Health care -- 1%

Contributors and detractors

China Mobile Ltd., the country’s largest wireless provider and also the Fund’s largest holding at period end, was one of its best contributors. Strong subscriber growth and the revaluation of the yuan both boosted the stock. Much of the equipment used in building the company’s infrastructure is purchased from companies based in the United States and Europe, and China Mobile therefore stood to benefit from the conversion of the yuan to depreciated dollars or euros. In the energy sector, PetroChina Co., Ltd. was a strong performer, aided by crude oil prices that increased for most of the period, briefly crossing the $70-per-barrel level at the end of August, as Hurricane Katrina battered the U.S. Gulf Coast region. Another contributor was China Resources Land Ltd., a real estate holding whose share price benefited from a strong rebound in the second and third quarters of 2005 following a steep first-quarter sell-off triggered by speculation that the government might impose higher capital gains taxes and transaction taxes on the property group. Both China Mobile and China Resources are Hong Kong-listed securities.

Detractors to performance included a transportation stock, Guangshen Railway Co., Ltd., which was hurt by slower-than-expected growth in passenger traffic. Also holding back our results was Yanzhou Coal Mining Co., Ltd. Flat coal prices and the higher costs associated with tighter government regulation of safety procedures led to lower-than-expected earnings growth. Finally, Hong Kong-listed China National Aviation Co., Ltd. performed poorly due in part to high fuel prices. The regional airline also was hurt by the threat of reduced passenger traffic due to concerns about avian

4

flu -- despite the fact that only a handful of humans have contracted the disease and there have been no recorded cases associated with air travel.

Outlook

Although the Chinese economy has slowed only marginally so far, during the next several quarters we expect to see further evidence of the government’s efforts to rein in growth. Additionally, the  possibility of further adjustments to the yuan/U.S. dollar exchange rate means that Chinese exporters face considerable uncertainty, as demand for their products from abroad depends in part on currency exchange rates and could suffer from a stronger yuan. Consequently, we favor stocks driven by domestic demand rather than export-driven opportunities. In the energy sector, prices could remain high by historical standards, but it is unclear whether they will continue to increase much from current levels. Going forward, we anticipate placing greater emphasis on companies further down the energy food chain, such as refineries, distributors and energy services firms, as we think they could have better earnings growth prospects at this stage of the energy cycle than exploration and production companies.

“...we favor stocks driven by domestic demand rather than export-driven opportunities.”

This commentary reflects the views of the portfolio management team through the end of the Fund’s period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.
International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. Sector investing is subject to greater risks than the market as a whole.
[1] Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.
2 As a percentage of net assets on October 31, 2005.

5

A LOOK AT PERFORMANCE

For the period ended October 31, 2005

	Class A	Class B	Class C	Class I1
Inception date	6-8-05	6-8-05	6-8-05	6-8-05

Cumulative total returns with maximum sales charge (POP)
Since inception	-2.72%	-2.90%	1.10%	2.60%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

[1]For certain types of investors as described in the Fund’s Class I share prospectus.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in the MSCI China Free Index.

	Class B	Class C	Class I1
Period beginning	6-8-05	6-8-05	6-8-05

Without sales charge	$10,210	$10,210	$10,260

With maximum sales charge	9,710	10,110	10,260

Index	10,537	10,537	10,537

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of October 31, 2005. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

MSCI China Free Index -- is an unmanaged market capitalization-weighted index of Chinese companies available to non-domestic investors.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 For certain types of investors as described in the Fund’s Class I share prospectus.

7

YOUR EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses
As a shareholder of the Fund, you incur two types of costs:
* Transaction costs which include sales charges (loads) on
purchases or redemptions (varies by share class), minimum
account fee charge, etc.
* Ongoing operating expenses including management
fees, distribution and service fees (if applicable) and other fund expenses.
We are going to present only your ongoing operating
expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on June 9,
2005, inception of the Fund, with the same investment held until
October 31, 2005.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 6-9-05	on 10-31-05	ended 10-31-05[1]

Class A	$1,024.00	$7.79
Class B	1,021.00	10.51
Class C	1,021.00	10.51
Class I	1,026.00	5.84

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2005 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on June 9, 2005, with the same investment held until October 31, 2005. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 6-9-05	on 10-31-05	ended 10-31-05[1]

Class A	$1,012.20	$7.75
Class B	1,009.50	10.45
Class C	1,009.50	10.45
Class I	1,014.10	5.80

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

[1]	Expenses are equal to the Fund’s annualized expense ratio of 1.93%, 2.63%, 2.62% and 1.45% for Class A, Class B, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by number of days since beginning of operations of the Fund/365 or 366 (to reflect the inception period).

9

F I N A N C I A L S TAT E M E N T S

FUND’S INVESTMENTS

Securities owned by the Fund on October 31, 2005

This schedule consists of one main category: common stocks.

Common stocks are further broken down by industry group.

Issuer	Shares	Value

Common stocks 84.89%		$12,817,265
(Cost $13,185,329)
Agricultural Products 0.49%		74,171

COFCO International Ltd. (Hong Kong)	200,000	74,171
Airlines 0.88%		132,734

China National Aviation Co., Ltd. (Hong Kong)	700,000	132,734
Airport Services 1.17%		177,366

Beijing Capital International Airport Co., Ltd. (China)	440,000	177,366
Aluminum 0.92%		138,700

Aluminum Corp. of China Ltd. (China)	230,000	138,700
Apparel, Accessories and Luxury Goods 0.39%		58,808

Bauhaus International Holdings Ltd. (Hong Kong)	470,000	58,808
Auto Parts & Equipment 0.76%		114,546

Weichai Power Co., Ltd. (China)	60,000	114,546
Automobile Manufacturers 1.83%		275,723

Brilliance China Automotive Holdings Ltd. (Hong Kong)	500,000	65,787

Denway Motors Ltd. (Hong Kong)	700,000	209,936
Biotechnology 0.63%		95,197

Global Bio-chem Technology Group Co., Ltd. (Hong Kong)	240,000	95,197
Brewers 0.39%		59,208

Tsingtao Brewery Co., Ltd. (China)	60,000	59,208
Computer Hardware 0.84%		127,445

Lenovo Group Ltd. (Hong Kong)	260,000	127,445
Computer Storage & Peripherals 0.18%		26,727

Great Wall Technology Co., Ltd. (China)	140,000	26,727
Construction Materials 1.04%		156,727

Anhui Conch Cement Co., Ltd. (China)	150,000	156,727

See notes to financial statements.

10

F I N A N C I A L S TAT E M E N T S

Issuer	Shares	Value
Diversified Banks 0.87%		$131,057

Bank of Communications Ltd. (China) (I)	320,000	131,057
Diversified Metals & Mining 2.25%		339,046

Jiangxi Copper Co., Ltd. (China)	150,000	71,107

Minmetals Resources Ltd. (Hong Kong) (I)	648,000	139,591

Yanzhou Coal Mining Co., Ltd. (China)	200,000	128,348
Electric Utilities 4.64%		701,271

China Resources Power Holdings Co., Ltd. (Hong Kong)	630,000	377,885

Datang International Power Generation Co., Ltd. (China)	100,000	70,946

Huaneng Power International, Inc. (China)	380,000	252,440
Food Distributors 1.40%		212,065

China Yurun Food Group Ltd. (Hong Kong) (I)	480,000	212,065
Food Retail 0.39%		59,595

Lianhua Supermarket Holdings Ltd. (China)	55,000	59,595
Forest Products 0.02%		2,472

Sino-Forest Corp. (Canada) (I)	900	2,472
Gas Utilities 2.76%		416,132

Hong Kong & China Gas Co. Ltd. (Hong Kong)	150,000	309,584

Xinao Gas Holdings Ltd. (China)	140,000	106,548
Highways & Railtracks 1.44%		217,321

Anhui Expressway Co., Ltd. (China)	270,000	136,700

Hopewell Highway Infrastructure Ltd. (Hong Kong)	125,000	80,621
Home Furnishings 0.83%		124,801

Kasen International Holdings Ltd. (China) (I)	450,000	124,801
Industrial Conglomerates 7.11%		1,073,623

Beijing Enterprises Holdings Ltd. (Hong Kong)	80,000	122,285

China Merchants Holdings International Co., Ltd. (Hong Kong)	114,000	221,314

China Resources Enterprise Ltd. (Hong Kong)	150,000	221,546

Citic Pacific Ltd. (Hong Kong)	150,000	387,947

Guangzhou Investment Co., Ltd. (Hong Kong)	1,280,000	120,531
Integrated Oil & Gas 13.81%		2,085,819

China Petroleum & Chemical Corp. (China)	1,600,000	639,806

PetroChina Co., Ltd. (China)	1,900,000	1,446,013
Integrated Telecommunication Services 6.81%		1,028,720

China Netcom Group Corp. (Hong Kong) Ltd. (Hong Kong)	280,000	442,446

China Telecom Corp. Ltd. (China)	1,800,000	586,274

See notes to financial statements.

11

F I N A N C I A L S TAT E M E N T S

Issuer	Shares	Value
Life & Health Insurance 3.98%		$601,269

China Life Insurance Co., Ltd. (China) (I)	825,000	601,269
Marine 1.56%		235,477

China Shipping Development Co., Ltd. (China)	230,000	161,693

Pacific Basin Shipping Ltd. (Hong Kong)	160,000	73,784
Oil & Gas Drilling 0.95%		143,376

China Oilfield Services Ltd. (China)	390,000	143,376
Oil & Gas Exploration & Production 5.31%		801,241

CNOOC Ltd. (Hong Kong)	1,230,000	801,241
Oil & Gas Refining, Marketing & Transportation 1.73%		261,495

Sinopec Zhenhai Refining & Chemical Co., Ltd. (China)	224,000	261,495
Railroads 0.77%		116,094

Guangshen Railway Co., Ltd. (China)	400,000	116,094
Real Estate Management & Development 2.13%		320,935

China Resources Land Ltd. (Hong Kong)	580,000	158,984

Hopewell Holdings Ltd. (Hong Kong)	35,000	85,329

Silver Grant International Industries Ltd. (Hong Kong)	300,000	76,622
Steel 0.80%		119,964

Maanshan Iron & Steel Co., Ltd. (China)	400,000	119,964
Systems Software 0.66%		100,253

SinoCom Software Group Ltd. (China)	134,000	100,253
Wireless Telecommunication Services 15.15%		2,287,887

China Mobile (Hong Kong) Ltd. (Hong Kong)	465,000	2,069,373

China Unicom Ltd. (Hong Kong)	270,000	207,227

Comba Telecom Systems Holdings Ltd. (Hong Kong)	50,000	11,287

Total investments 84.89%		$12,817,265

Other assets and liabilities, net 15.11%		$2,281,329

Total net assets 100.00%		$15,098,594

(I)	Non-income-producing security.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.

12

F I N A N C I A L S TAT E M E N T S

ASSETS AND LIABILITIES

October 31, 2005

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets
Investments at value (cost $13,185,329)	$12,817,265
Cash	1,214,099
Foreign cash at value (cost $1,015,740)	1,014,966
Receivable for shares sold	122,784
Dividends receivable	6,473
Receivable from affiliates	88,203
Total assets	15,263,790

Liabilities
Payable for investments purchased	50,489
Payable for shares repurchased	43,386
Payable to affiliates
Management fees	23,142
Distribution and service fees	847
Other	3,875
Other payables and accrued expenses	43,457
Total liabilities	165,196

Net assets
Capital paid-in	15,395,546
Accumulated net realized gain on investments
and foreign currency transactions	35,005
Net unrealized depreciation of investments
and translation of assets and liabilities
in foreign currencies	(368,834)
Accumulated net investment income	36,877
Net assets	$15,098,594

Net asset value per share
Based on net asset values and shares outstanding --
the Fund has an unlimited number of shares
authorized with no par value
Class A ($12,445,976 ÷ 1,215,437 shares)	$10.24
Class B ($1,360,885 ÷ 133,261 shares)	$10.21
Class C ($1,189,131 ÷ 116,483 shares)	$10.21
Class I ($102,602 ÷ 10,000 shares)	$10.26

Maximum offering price per share
Class A1 ($10.24 ÷ 95%)	$10.78

[1]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements.

13

F I N A N C I A L S TAT E M E N T S

OPERATIONS

For the period ended October 31, 2005[1]

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income
Dividends	$107,405
Interest	332
Total investment income	107,737

Expenses
Investment management fees	40,385
Class A distribution and service fees	10,427
Class B distribution and service fees	2,708
Class C distribution and service fees	2,500
Class A, B and C transfer agent fees	9,016
Class I transfer agent fees	21
Registration and filing fees	70,000
Professional fees	19,104
Custodian fees	18,203
Printing	7,277
Miscellaneous	1,897
Accounting and legal services fees	1,010
Trustees’ fees	42
Total expenses	182,590
Less expense reductions	(101,379)
Net expenses	81,211
Net investment income	26,526

Net realized and unrealized gain (loss)
Net realized gain on
Investments	35,005
Foreign currency transactions	3,507
Change in net unrealized depreciation of
Investments	(368,064)
Translation of assets and liabilities in foreign currencies	(770)
Net realized and unrealized loss	(330,322)
Decrease in net assets from operations	($303,796)

[1]	Beginning of operations from 6-9-05 through 10-31-05.

See notes to financial statements.

14

F I N A N C I A L S TAT E M E N T S

CHANGES IN NET ASSETS

This Statement of
Changes in Net
Assets shows how
the value of the
Fund’s net assets
has changed
since beginning of
operations of the
Fund. The
difference reflects
earnings less
expenses, any
investment
gains and losses
and the net of
Fund share
transactions.

Period
ended
10-31-05[1]

Increase (decrease) in net assets
From operations
Net investment income	$26,526
Net realized gain	38,512
Change in net unrealized depreciation	(368,834)
Decrease in net assets resulting from operations	(303,796)
From Fund share transactions	15,402,390

Net assets
End of period[2]	$15,098,594

[1]	Beginning of operations from 6-9-05 through 10-31-05.

[2]	Includes accumulated net investment income of $36,877.

See notes to financial statements.

15

F I N A N C I A L H I G H L I G H T S

FINANCIAL HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund’s net asset value for a share has changed since beginning of operations of the Fund.

Period ended	10-31-05[1]

Per share operating performance
Net asset value,
beginning of period	$10.00
Net investment income[2]	0.03
Net realized and unrealized
gain on investments	0.21
Total from
investment operations	0.24
Net asset value,
end of period	$10.24
Total return[3,4] (%)	2.40[5]

Ratios and supplemental data
Net assets, end of period
(in millions)	$12
Ratio of expenses
to average net assets (%)	1.93[6]
Ratio of adjusted expenses
to average net assets[7] (%)	4.44[6]
Ratio of net investment income
to average net assets (%)	0.68[6]
Portfolio turnover (%)	28

See notes to financial statements.

16

F I N A N C I A L H I G H L I G H T S

CLASS B SHARES

Period ended	10-31-05[1]

Per share operating performance
Net asset value,
beginning of period	$10.00
Net investment income[2]	0.02
Net realized and unrealized
gain on investments	0.19
Total from
investment operations	0.21
Net asset value,
end of period	$10.21
Total return[3,4] (%)	2.10[5]

Ratios and supplemental data
Net assets, end of period
(in millions)	$1
Ratio of expenses
to average net assets (%)	2.63[6]
Ratio of adjusted expenses
to average net assets[7] (%)	5.14[6]
Ratio of net investment income
to average net assets (%)	0.43[6]
Portfolio turnover (%)	28

See notes to financial statements.

17

F I N A N C I A L H I G H L I G H T S

CLASS C SHARES

Period ended	10-31-05[1]

Per share operating performance
Net asset value,
beginning of period	$10.00
Net investment income[2]	0.03
Net realized and unrealized
gain on investments	0.18
Total from
investment operations	0.21
Net asset value, end of period	$10.21
Total return[3,4] (%)	2.10[5]

Ratios and supplemental data
Net assets, end of period
(in millions)	$1
Ratio of expenses
to average net assets (%)	2.62[6]
Ratio of adjusted expenses
to average net assets[7] (%)	5.13[6]
Ratio of net investment income
to average net assets (%)	0.61[6]
Portfolio turnover (%)	28

See notes to financial statements.

18

F I N A N C I A L H I G H L I G H T S

CLASS I SHARES

Period ended	10-31-05[1]

Per share operating performance
Net asset value,
beginning of period	$10.00
Net investment income[2]	0.03
Net realized and unrealized
gain on investments	0.23
Total from
investment operations	0.26
Net asset value, end of period	$10.26
Total return[3,4] (%)	2.60[5]

Ratios and supplemental data
Net assets, end of period
(in millions)	--[8]
Ratio of expenses
to average net assets (%)	1.45[6]
Ratio of adjusted expenses
to average net assets[7] (%)	3.96[6]
Ratio of net investment income
to average net assets (%)	0.76[6]
Portfolio turnover (%)	28

[1]	Beginning of operations from 6-9-05 through 10-31-05.

[2]	Based on the average of the shares outstanding.

[3]	Assumes dividend reinvestment and does not reflect the effect of sales charges.

[4]	Total return would have been lower had certain expenses not been reduced during the period shown.

[5]	Not annualized.

[6]	Annualized.

[7]	Does not take into consideration expense reductions during the period shown.

[8]	Less than $500,000.

See notes to financial statements.

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NOTES TO STATEMENTS

Note A Accounting policies

John Hancock Greater China Opportunities Fund (the “Fund”) is a non-diversified series of John Hancock Investment Trust III, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to achieve long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations are not readily available, or the value has been materially affected by events occurring after the close of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in “Foreign currency translation” below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 4:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I shares, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Forward foreign currency exchange contracts

The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund’s daily net asset value. The Fund records realized gains and losses at the time the forward foreign currency exchange contracts are closed out. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities.

The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transactions.

21

The Fund had no open forward foreign currency exchange contracts on October 31, 2005.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. There were no distributions during the period ended October 31, 2005. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of October 31, 2005, the components of distributable earnings on a tax basis included $89,879 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a daily management fee to the Adviser equivalent, at an annual rate of 1.00% of the Fund’s average daily net asset value. The Fund has a subadvisory agreement with MFC Global Investment Management (U.S.A.) Limited, an affiliate of John Hancock Financial Services, Inc. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has agreed to limit the Fund’s expenses, excluding distribution and service fees and transfer agent fees, to 1.40% on an annual basis of the Fund’s average daily net asset value with respect to Class A, Class B and Class C shares and net operating expenses of Class A, Class B, Class C and Class I shares to 2.10%, 2.80%, 2.80% and 1.45% of each respective class’s average daily net asset value, at least until May 31, 2006. Accordingly, the expense reductions related to these total expense limitation amounted to $101,379 for the period ended October 31, 2005. The Adviser reserves the right to terminate these limitations in the future.

The Fund has Distribution Plans with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor

22

of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended October 31, 2005, JH Funds received net up-front sales charges of $215,162 with regard to sales of Class A shares. Of this amount, $32,281 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $182,106 was paid as sales commissions to unrelated broker-dealers and $775 paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (“JHLICo”), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended October 31, 2005, CDSCs received by JH Funds amounted to $102 for Class B shares and received no CDSCs with regard to Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of JHLICo. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares the Fund pays a monthly transfer agent fee at a total annual rate of 0.05% of Class I average daily net asset value. Signature Services agreed to voluntarily reduce the Fund’s asset-based portion of the transfer agent fee if the total transfer agent fee exceeds the Lipper, Inc. median transfer agency fee for comparable mutual funds by 0.05% . There were no transfer agent fee reductions during the period ended October 31, 2005. Signature Services reserves the right to terminate this limitation at any time.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $1,010. The Fund also paid the Adviser the amount of $600 for certain publishing services, included in the printing fees. The Fund also paid the amount of $100 to JHLICo for certain compliance costs, included in the miscellaneous expenses.

The Adviser and other subsidiaries of JHLICo owned 470,000 Class A, 10,000 Class B, 10,000 Class C and 10,000 Class I shares of beneficial interest of the Fund on October 31, 2005.

Mr. James R. Boyle is an officer of certain affiliates of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of other

23

unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C Fund share transactions

This listing illustrates the number of Fund shares sold and repurchased during the period, along with the corresponding dollar value.

	Period ended 10-31-05[1]
	Shares	Amount

Class A shares
Sold	1,235,094	$12,852,805
Repurchased	(19,657)	(208,796)
Net increase	1,215,437	$12,644,009

Class B shares
Sold	140,806	$1,500,503
Repurchased	(7,545)	(79,732)
Net increase	133,261	$1,420,771

Class C shares
Sold	116,695	$1,239,980
Repurchased	(212)	(2,370)
Net increase	116,483	$1,237,610

Class I shares
Sold	10,000	$100,000
Net increase	10,000	$100,000

Net increase	1,475,181	$15,402,390

[1]	Beginning of operations from 6-9-05 through 10-31-05.

Note D Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended October 31, 2005, aggregated $15,212,202 and $2,061,878, respectively.

The cost of investments owned on October 31, 2005, including short-term investments, for federal income tax purposes, was $13,204,243. Gross unrealized appreciation and depreciation of investments aggregated $357,026 and $744,004, respectively, resulting in net unrealized depreciation of $386,978. The difference between book basis and tax basis net unrealized depreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities and foreign currency.

24

Note E
Reclassification
of accounts

During the period ended October 31, 2005, the Fund reclassified amounts to reflect a decrease in accumulated net realized gain on investments of $3,507, an increase in accumulated net investment income of $10,351 and a decrease in capital paid-in of $6,844. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of October 31, 2005. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, book and tax differences in accounting for certain foreign currency adjustments. The calculation of net investment income per share in the Fund’s Financial Highlights excludes these adjustments.

25

AUDITORS’ REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of John Hancock
Greater China Opportunities Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Greater China Opportunities Fund (the “Fund”) at October 31, 2005, the results of its operations, the changes in its net assets and the financial highlights for the period June 8, 2005 (commencement of operations) through October 31, 2005, indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included con-firmation of securities at October 31, 2005 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP Boston, Massachusetts December 14, 2005

26

TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended October 31, 2005.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2005.

Shareholders will be mailed a 2005 U.S. Treasury Department Form 1099-DIV in January 2006. This will reflect the total of all distributions that are taxable for calendar year 2005.

27

Board Consideration of Investment Advisory and Sub-Advisory Agreements: John Hancock Greater China Opportunities Fund

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board of Trustees (the “Board”) of John Hancock Investment Trust III (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), initially to review and approve the investment advisory agreement (the “Advisory Agreement”) with John Hancock Advisers, LLC (the “Adviser”) for the John Hancock Greater China Opportunities Fund (the “Fund”) and the Subadvisory Agreement between the Adviser, MFC Global Investment Management (the “Subadviser”) and the Fund.

At meetings held on March 8, 2005, the Board, including the Independent Trustees, considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Agreement and the Subadvisory Agreement.

During such meeting, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel. In evaluating the Advisory Agreement and the Subadvisory Agreement, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including but not limited to advisory and other fees incurred by, and the expense ratios of, a group of comparable funds selected by the Adviser and the proposed fee and estimated expense ratio of the Fund. The Independent Trustees also consider information that was provided in connection with the Trustees annual review of the advisory agreement for other funds managed by the Adviser including (i) the Adviser’s financial results and condition, (ii) the background and experience of senior management and investment professionals, (iii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates to other series of the Trust and (iv) the Adviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the Fund’s Code of Ethics and the structure and responsibilities of the Adviser’s compliance department.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative services to be provided to the Fund by the Adviser and its affiliates. The Board also reviewed the investment performance of similar accounts managed by the Subadviser compared to the performance of an index.

Based on the above factors, together with those references below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser were suffi-cient to support approval of the Advisory Agreement and the Subadvisory Agreement.

28

Investment advisory and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory rate to be payable by the Fund to the Adviser for investment advisory services (the “Advisory Agreement Rate”). The Board received and considered information comparing the Advisory Agreement Rate with the average fee paid by a group of similar funds selected by the Adviser. The Board noted that the Advisory Agreement Rate was lower than average rate for these similar funds. The Board concluded that the Advisory Agreement Rate was reasonable in relation to the services to be provided.

The Board received and considered information regarding the Fund’s estimated total operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees. The Board also considered comparisons of these expenses to the expenses information for the similar funds. The Board noted that the total operating expense ratio of the Fund was projected to be slightly lower than that of the peer group of funds. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s projected overall expense ratio supported the approval of the Advisory Agreement.

The Board also received information about the investment sub-advisory fee rate (the “Sub-Advisory Agreement Rate”) payable by the Adviser to the Sub-Adviser for investment sub-advisory services. The Board concluded that the Sub-Advisory Agreement Rate was fair and equitable, based on its consideration of the factors described above.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser to its other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate was not unreasonable, taking into account fee rates offered to others by the Adviser and giving effect to differences in services covered by such fee rates.

Other benefits to the adviser

The Board received information regarding potential “fall-out” or ancillary bene-fits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with  the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other finan-cial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s and the Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Factors not considered relevant at this time

In light of the fact that the Fund has not yet commenced normal operations, the Trustees noted that certain factors, such as investment performance, economics of scale and profitability, that will be relevant when the Trustee considers continuing the Advisory Agreement, are not germane to its initial approval.

Other factors and broader review

The Board regularly reviews and assesses the quality of the services that the other funds managed by the Adviser receive throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports

29

and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the Advisory Agreement and the Subadvisory Agreement for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the Advisory Agreement and the Subadvisory Agreements.

30

TRUSTEES & OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees
Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Ronald R. Dion, Born: 1946	2005	53
Independent Chairman (since 2005); Chairman and Chief Executive Officer,
R.M. Bradley & Co., Inc.; Director, The New England Council and Massachusetts
Roundtable; Trustee, North Shore Medical Center; Director, Boston Stock
Exchange; Director, BJ’s Wholesale Club, Inc. and a corporator of the Eastern
Bank; Trustee, Emmanuel College; Director, Boston Municipal Research Bureau;
Member of the Advisory Board, Carroll Graduate School of Management at
Boston College.

James F. Carlin, Born: 1940	2005	53
Director and Treasurer, Alpha Analytical Inc. (analytical laboratory) (since 1985);
Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995);
Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc.
(since 1996); Director and Treasurer, Rizzo Associates (engineering) (until 2000);
Chairman and CEO, Carlin Consolidated, Inc. (management/investments) (since
1987); Director and Partner, Proctor Carlin & Co., Inc. (until 1999); Trustee,
Massachusetts Health and Education Tax Exempt Trust (since 1993); Director of the following: Uno Restaurant Corp. (until 2001), Arbella Mutual (insurance)
(until 2000), HealthPlan Services, Inc. (until 1999), Flagship Healthcare, Inc. (until
1999), Carlin Insurance Agency, Inc. (until 1999); Chairman, Massachusetts
Board of Higher Education (until 1999).

Richard P. Chapman, Jr.,[2] Born: 1935	2005	53
President and Chief Executive Officer, Brookline Bancorp Inc. (lending)
(since 1972); Director, Lumber Insurance Co. (insurance) (until 2000);
Chairman and Director, Northeast Retirement Services, Inc. (retirement administration) (since 1998).

William H. Cunningham, Born: 1944	2005	143
Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and CEO, IBT Technologies
(until 2001); Director of the following: The University of Texas Investment
Management Company (until 2000), Hire.com (until 2004), STC Broadcasting,
Inc. and Sunrise Television Corp. (electronic manufacturing) (until 2001),
Symtx, Inc. (electronic manufacturing) (since 2001), Adorno/Rogers Technology,
Inc. (until 2004), Pinnacle Foods Corporation (until 2003), rateGenius (Internet

31

Independent Trustees (continued)
Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

William H. Cunningham, Born: 1944 (continued)	2005	143
service) (until 2003), Jefferson-Pilot Corporation (diversified life insurance company) (since 1985), New Century Equity Holdings (formerly Billing Concepts)
(until 2001), eCertain (until 2001), ClassMap.com (until 2001), Agile Ventures
(until 2001), LBJ Foundation (until 2000), Golfsmith International, Inc.
(until 2000), Metamor Worldwide (until 2000), AskRed.com (until 2001),
Southwest Airlines (since 2000) and Introgen (since 2000); Advisory Director,
Q Investments (until 2003); Advisory Director, Chase Bank (formerly Texas
Commerce Bank - Austin) (since 1988), LIN Television (since 2002), WilTel
Communications (until 2003) and Hayes Lemmerz International, Inc.
(diversified automotive parts supply company) (since 2003).

Charles L. Ladner,[2] Born: 1938	2005	143
Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003);
Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice President and Director for AmeriGas, Inc.
(retired 1998); Director of AmeriGas Partners, L.P. (until 1997) (gas distribution);
Director, EnergyNorth, Inc. (until 1995); Director, Parks and History Association
(since 2001).

John A. Moore,[2] Born: 1939	2005	53
President and Chief Executive Officer, Institute for Evaluating Health Risks,
(nonprofit institution) (until 2001); Chief Scientist, Sciences International (health research) (until 2003); Principal, Hollyhouse (consulting) (since 2000); Director,
CIIT (nonprofit research) (since 2002).

Patti McGill Peterson,[2] Born: 1943	2005	53
Executive Director, Council for International Exchange of Scholars and Vice
President, Institute of International Education (since 1998); Senior Fellow, Cornell
Institute of Public Affairs, Cornell University (until 1998); Former President of
Wells College and St. Lawrence University; Director, Niagara Mohawk Power
Corporation (until 2003); Director, Ford Foundation, International Fellowships
Program (since 2002); Director, Lois Roth Endowment (since 2002); Director,
Council for International Educational Exchange (since 2003).

Steven R. Pruchansky, Born: 1944	2005	53
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc.
(since 2000); Director and President, Greenscapes of Southwest Florida, Inc.
(until 2000); Managing Director, JonJames, LLC (real estate) (since 2001);
Director, First Signature Bank & Trust Company (until 1991); Director, Mast
Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991).

32

Non-Independent Trustee[3]
Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2005	237
President, John Hancock Annuities; Executive Vice President, John Hancock
Life Insurance Company (since June, 2004); Chairman and Director, John
Hancock Advisers, LLC (the “Adviser”); John Hancock Funds, LLC (“John
Hancock Funds”) and The Berkeley Financial Group, LLC (“The Berkeley
Group”) (holding company) (since 2005); President U.S. Annuities; Senior
Vice President, The Manufacturers Life Insurance Company (U.S.A.) (prior to 2004).

Principal officers who are not Trustees
Name, age
Position(s) held with Fund		Officer
Principal occupation(s) and		of Fund
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2005
President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director,
President and Chief Executive Officer, the Adviser and The Berkeley Group;
Director, President and Chief Executive Officer, John Hancock Funds; Director,
President and Chief Executive Officer, Sovereign Asset Management LLC
(“Sovereign”); Director, John Hancock Signature Services, Inc.; President, John
Hancock Trust; Chairman and President, NM Capital Management, Inc. (NM
Capital) (since 2005); Chairman, Investment Company Institute Sales Force
Marketing Committee (since 2003); Executive Vice President, John Hancock
Funds (until 2005).

William H. King, Born: 1952		2005
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer
of each of the John Hancock funds advised by the Adviser; Assistant Treasurer of each of the John Hancock funds (until 2001).

Francis V. Knox, Jr., Born: 1947		2005
Vice President and Chief Compliance Officer
Vice President and Chief Compliance Officer for John Hancock Investment
Company, John Hancock Life Insurance Company (U.S.A.), John Hancock Life
Insurance Company and John Hancock Funds (since 2005); Fidelity Investments -
Vice President and Assistant Treasurer, Fidelity Group of Funds (until 2004);
Fidelity Investments - Vice President and Ethics & Compliance Officer (until 2001).

John G. Vrysen, Born: 1955		2005
Executive Vice President and Chief Financial Officer; Director, the Adviser,
The Berkeley Group and John Hancock Funds.
Executive Vice President and Chief Financial Officer, the Adviser, Sovereign,
The Berkeley Group and John Hancock Funds (since 2005); Vice President and
General Manager, Fixed Annuities, U.S. Wealth Management (until 2005); Vice
President, Operations, Manulife Wood Logan (July 2000 thru September 2004).

33

Notes to Trustees and Officers pages

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

[2] Member of Audit Committee.

3 Non-independent Trustees hold positions with the Fund’s investment adviser, underwriter and certain other affiliates.

34

OUR FAMILY OF FUNDS

Equity	Balanced Fund
Classic Value Fund
Core Equity Fund
Focused Equity Fund
Growth Trends Fund
International Fund
Large Cap Equity Fund
Large Cap Growth Fund
Large Cap Select Fund
Mid Cap Growth Fund
Multi Cap Growth Fund
Small Cap Equity Fund
Small Cap Growth Fund
Sovereign Investors Fund
U.S. Global Leaders Growth Fund

Asset Allocation and	Allocation Growth + Value Portfolio
Lifestyle Portfolios	Allocation Core Portfolio
Lifestyle Aggressive Portfolio
Lifestyle Growth Portfolio
Lifestyle Balanced Portfolio
Lifestyle Moderate Portfolio
Lifestyle Conservative Portfolio

Sector	Biotechnology Fund
Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund

Income	Bond Fund
Government Income Fund
High Yield Fund
Investment Grade Bond Fund
Strategic Income Fund

Tax-Free Income	California Tax-Free Income Fund
High Yield Municipal Bond Fund
Massachusetts Tax-Free Income Fund
New York Tax-Free Income Fund
Tax-Free Bond Fund

Money Market	Money Market Fund
U.S. Government Cash Reserve

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

35

ELECTRONIC DELIVERY

Now available from John Hancock Funds

Instead of sending annual and semiannual reports and prospectuses through the U.S. mail, we’ll notify you by e-mail when these documents are available for online viewing.

How does electronic delivery benefit you?

  No more waiting for the mail to arrive; you’ll receive an e-mail notification as soon as the document is ready for online viewing.
  Reduces the amount of paper mail you receive from John Hancock Funds.
  Reduces costs associated with printing and mailing.

Sign up for electronic delivery today at www.jhfunds.com/edelivery

36

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Advisers, LLC	The Bank of New York	Wilmer Cutler Pickering
601 Congress Street	One Wall Street	Hale and Dorr LLP
Boston, MA 02210-2805	New York, NY 10286	60 State Street
Boston, MA 02109-1803
Subadviser	Transfer agent
MFC Global Investment	John Hancock Signature	Independent registered
Management (U.S.A.) Limited	Services, Inc.	public accounting firm
200 Bloor Street East	1 John Hancock Way,	PricewaterhouseCoopers LLP
Toronto, Ontario, Canada	Suite 1000	125 High Street
M4W 1E5	Boston, MA 02217-1000	Boston, MA 02110
Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	24-hour automated information	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

37

1-800-225-5291 1-800-554-6713 (TDD) 1-800-338-8080 EASI-Line

www.jhfunds. com

Now available: electronic delivery www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock Greater China Opportunities Fund.

0800A 10/05 12/05

JOHN HANCOCK

Mid Cap Growth Fund

10.31.2005 Annual Report

John Hancock

JOHN HANCOCK FUNDS

Your fund at a glance

Manager’s report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 13

Trustees & officers
page 31

For more information
page 37

To Our Shareholders,

I am pleased to be writing to you as the new President and Chief Executive Officer of John Hancock Funds, LLC, following the departure of James A. Shepherdson to pursue other opportunities. In addition, on July 25, 2005, your fund’s Board of Trustees appointed me to the roles of Trustee, President and Chief Executive Officer of your fund.

As a means of introduction, I have been involved in the mutual fund industry since 1985. I have been with John Hancock Funds for the last 15 years, most recently as executive vice president of retail sales and marketing and a member of the company’s executive and investment committees. In my former capacity, I was responsible for all aspects of the distribution and marketing of John Hancock Funds’ open-end and closed-end mutual funds. Outside of John Hancock, I have served as Chairman of the Investment Company Institute (ICI) Sales Force Marketing Committee since September of 2003.

It is an exciting time to be at John Hancock Funds, and I am grateful for the opportunity to lead and shape its further growth. With the acquisition of John Hancock by Manulife Financial Corporation in April 2004, we are receiving broad support toward the goal of providing our shareholders with excellent investment opportunities and a more complete lineup of choices for the discerning investor.

For one example, we have recently added five “Lifestyle Portfolio” funds-of-funds that blend multiple fund offerings from internal and external money managers to create a broadly diversified asset allocation portfolio. Look for more information about these exciting additions to the John Hancock family of funds in the near future.

Although there has been a change in executive-level management, rest assured that the one thing that never wavers is John Hancock Funds’ commitment to placing the needs of shareholders above all else. We are all dedicated to the task of working with you and your financial advisors to help you reach your long-term financial goals.

Sincerely,

Keith F. Hartstein, President and Chief Executive Officer

This commentary reflects the CEO’s views as of October 31, 2005. They are subject to change at any time.

YOUR FUND AT A GLANCE

The Fund seeks
long-term capital
appreciation by
investing at least
80% of its assets in
stocks of medium-
capitalization
companies (in the
capitalization range
of the Russell
Midcap Growth
Index) with above-
average earnings
growth.

  Over the last twelve months
  U.S. stocks rallied, despite rising short-term interest rates, higher energy costs and weather-related disasters.
  Mid-cap stocks led the market’s climb, outdistancing both small- and large-cap stocks.
  The Fund especially benefited from investments in the consumer discretionary and energy sectors.

Total returns for the Fund are at net asset value with all distributions reinvested.
These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above.

Top 10 holdings
5.0%	Comverse Technology, Inc.
4.3%	BJ Services Co.
4.3%	Crown Holdings, Inc.
4.3%	Rockwell Automation, Inc.
4.3%	Monster Worldwide, Inc.
4.0%	Redback Networks, Inc.
3.9%	VeriSign, Inc.
3.7%	Advance Auto Parts, Inc.
3.6%	Urban Outfitters, Inc.
3.5%	Sotheby’s Holdings, Inc. (Class A)
As a percentage of net assets on October 31, 2005.

1

BY THOMAS P. NORTON, CFA, PORTFOLIO MANAGER

MANAGER’S REPORT

JOHN HANCOCK Mid Cap Growth Fund

The U.S. stock market remained resilient over the past year. Despite rising short-term interest rates, record energy prices and severe weather disruptions in the Gulf Coast and Europe, the economy posted decent growth and corporate earnings rose steadily. As the market rallied, the biggest gains came from the mid-cap sector, where stocks benefited from a combination of strong earnings growth and reasonable valuations. For the year ended October 31, 2005, the Russell Mid Cap Growth Index returned 15.91% compared to 8.72% for the larger-cap Standard & Poor’s 500 Index.

Performance and strategy highlights

John Hancock Mid Cap Growth Fund’s Class A, Class B, Class C and Class I shares returned 15.73%, 15.02%, 15.02% and 16.59%, respectively, at net asset value for the 12-month period ending October 31, 2005. The Fund beat the average mid-cap growth fund, which returned 14.10%, according to Lipper, Inc.1 Keep in mind that your net asset value return will be different from the Fund’s if  you were not invested in the Fund for the entire period and did not reinvest all distributions. Long-term performance information can be found on pages six and seven.

“The U.S. stock market remained resilient over the past year.”

The Fund remained diversified across industries, focusing on mid-size companies with market capitalizations between $3 billion and $10 billion that offered strong earnings-growth outlooks. During the period, we sold investments in lower-quality companies in favor of higher-quality names that offered better earnings growth, strong balance sheets and positive cash flow trends. We also trimmed investments in industrial companies that might get hurt by higher energy prices, as well as financial businesses that seemed vulnerable to rising interest rates. In their place, we boosted the Fund’s stakes in the technology and consumer discretionary sectors.

2

Consumer discretionary standouts

Some of the Fund’s biggest wins came from consumer discretionary stocks. We focused on companies where the consumer has the biggest impact, trimming areas such as media services. Among the best performers were high-end retailers, such as Coach, Inc. and Urban Outfitters, Inc., both of which continued to see strong sales growth. Coach, which sells handbags and other fashion accessories, also benefited from buying out its partner in a joint venture in Japan. Strong store expansion fueled Urban Outfitters, a specialty retailer that caters to women under age 40. Other top gainers included Panera Bread Co. and Jarden Corp. Panera Bread bene-fited from adding a catering business, introducing new food items and opening new stores. Jarden grew earnings through smart acquisitions, cost savings and skilled management. These four names more than offset disappointing returns from Sotheby’s Holdings, Inc., an art auction house that has yet to reap the full benefits of a recent restructuring.

Further boost from energy

Energy stocks were on fire this past year. Commodity prices reached record levels as global demand grew and Hurricane Katrina constrained supply by shutting down about one-third of U.S. refining capacity. The Fund benefited from having an above-average stake in the sector relative to its Russell benchmark index. In addition, investments in Toreador Resources Corp., Rowan Companies and BJ Services Co. generated strong returns. Toreador is an exploration and production (E&P) company that has recently had success finding new assets in the Black Sea (offshore from Turkey) and France. BJ Services and Rowan are energy service companies that supply the equipment that E&P companies need to drill and pump oil and natural gas. Both companies benefited from improved pricing. Elsewhere, Clean Harbors, an environmental clean-up company, boosted its market share, which helped trigger a huge run-up in the stock. We took profits and sold both Clean Harbors and Rowan Companies.

“Some of the Fund’s biggest wins came from consumer discretionary stocks.”

3

Sector
distribution[2]

Consumer
discretionary -- 25%

Information
technology -- 17%

Health care -- 17%

Energy -- 15%

Industrials -- 12%

Materials -- 6%

Financials -- 6%

Disappointing stock picking in health care

The Fund’s health care returns were below average due to weak returns from two stocks. Medicines Co., a pharmaceutical company specializing in cardiac treatments, declined sharply as growth slowed for its key drug, Angiomax. Temporary concerns about the safety of another drug further pressured the stock. We held on to Medicines, believing the company will benefit from new applications for Angiomax. However, we sold Biogen Idec, a biotechnology leader that fell sharply when the company had to take a promising new multiple sclerosis drug off the market. Losses from these stocks muted the gains posted by other health care holdings, such as Protein Design Labs, Inc. The stock rebounded nicely after a recent acquisition. The company’s revenue outlook was also boosted by a new drug that treats ulcerative colitis and by royalty income from licensing agreements.

Additions to technology

Technology stock selection modestly hampered performance. Among the disappointments were Motive, a small software company, and Lexmark, a manufacturer of printers. Both declined sharply after missing earnings expectations. We sold our stakes in each, but bolstered the Fund’s overall technology stake. New purchases included VeriSign, Inc., an Internet software and services company, and Redback Networks, Inc., which makes networking equipment. We bought VeriSign on a price drop, believing it will benefit as cell phone companies switch to a subscription model for the ring-tones they offer subscribers. Redback Networks is on the cusp of a new product cycle that should drive revenues. We also kept a large stake in Comverse Technology, Inc., which provides the

4

software and networks for enhanced services such as voice mail and text messaging. The stock rallied nicely amid strong demand.

More cautious, but still optimistic outlook

At the end of the period, mid-cap stocks remained reasonably valued with strong earnings growth prospects. Uncertainties, however, could cloud the market’s progress. No one is sure, for instance, when the Federal Reserve will stop raising interest rates, how the market will react after the rate hikes are over and what impact a new Fed chairman will have. In addition, energy costs remain very high. If companies cannot pass added costs onto their customers, profits could contract. Geopolitical tensions and the possibility of a global bird flu pandemic are added concerns. In this type of environment, we plan to closely monitor economic indicators and corporate earnings, while downplaying sectors that we believe may be more vulnerable to higher interest rates and energy costs.

“At the end of the period, mid-cap stocks remained reasonably valued with strong earnings growth prospects.”

This commentary reflects the views of the portfolio manager through the end of the Fund’s period discussed in this report. The manager’s statements reflect his own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on October 31, 2005.

5

A LOOK AT PERFORMANCE

For the period ended October 31, 2005

	Class A	Class B	Class C	Class I1
Inception date	11-1-93	11-1-93	6-1-98	3-1-02

Average annual returns with maximum sales charge (POP)
One year	9.92%	10.02%	14.02%	16.59%

Five years	-9.73	-9.78	-9.42	--

Ten years	4.22	4.17	--	--

Since inception	--	--	-0.19	5.44

Cumulative total returns with maximum sales charge (POP)
One year	9.92	10.02	14.02	16.59

Five years	-40.05	-40.23	-39.03	--

Ten years	51.19	50.47	--	--

Since inception	--	--	-1.41	21.45

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1For certain types of investors as described in the Fund’s Class I share prospectus.

6

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in two separate indexes.

	Class B1	Class C1	Class I2
Period beginning	10-31-95	6-1-98	3-1-02

Mid Cap Growth Fund	$15,047	$9,859	$12,145

Index 1	24,429	12,375	11,365

Index 2	23,792	14,690	13,389

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of October 31, 2005. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 500 Index -- Index 1 -- is an unmanaged index that includes 500 widely traded common stocks.

Russell Midcap Growth Index -- Index 2 -- is an unmanaged index that contains those stocks from the Russell Midcap Index with a greater-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund’s Class I share prospectus.

7

YOUR EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses
As a shareholder of the Fund, you incur two types of costs:
* Transaction costs which include sales charges (loads) on
purchases or redemptions (varies by share class), minimum
account fee charge, etc.
* Ongoing operating expenses including management
fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on April 30, 2005, with the same investment held until October 31, 2005.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 4-30-05	on 10-31-05	ended 10-31-05[1]

Class A	$1,169.90	$9.44
Class B	1,165.60	13.21
Class C	1,165.60	13.21
Class I	1,174.20	5.65

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2005 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on April 30, 2005, with the same investment held until October 31, 2005. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 4-30-05	on 10-31-05	ended 10-31-05[1]

Class A	$1,016.50	$8.77
Class B	1,013.00	12.28
Class C	1,013.00	12.28
Class I	1,020.00	5.25

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.72%, 2.42%, 2.42% and 1.04% for Class A, Class B, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

9

F I N A N C I A L S TAT E M E N T S

FUND’S INVESTMENTS

Securities owned by the Fund on October 31, 2005

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 98.34%		$130,851,856
(Cost $113,047,990)
Apparel Retail 6.41%		8,526,380

Abercrombie & Fitch Co. (Class A)	73,000	3,795,270

Urban Outfitters, Inc. (I)	167,000	4,731,110
Apparel, Accessories & Luxury Goods 3.05%		4,054,680

Coach, Inc. (I)	126,000	4,054,680
Application Software 2.15%		2,863,539

Cognos, Inc. (Canada) (I)(L)	76,300	2,863,539
Asset Management & Custody Banks 2.81%		3,733,887

Affiliated Managers Group, Inc. (I)(L)	48,650	3,733,887
Auto Parts & Equipment 3.69%		4,912,500

Advance Auto Parts, Inc. (I)	131,000	4,912,500
Biotechnology 7.00%		9,311,837

Cephalon, Inc. (I)(L)	80,500	3,669,995

Protein Design Labs, Inc. (I)(L)	152,100	4,261,842

Threshold Pharmaceuticals, Inc. (I)	125,000	1,380,000
Communications Equipment 5.03%		6,686,640

Comverse Technology, Inc. (I)	266,400	6,686,640
Computer Storage & Peripherals 2.72%		3,619,200

QLogic Corp. (I)	120,000	3,619,200
Diversified Commercial Services 3.53%		4,698,248

Sotheby’s Holdings, Inc. (Class A) (I)(L)	301,750	4,698,248
Diversified Metals & Mining 2.19%		2,915,374

Phelps Dodge Corp.	24,200	2,915,374
Electrical Components & Equipment 4.26%		5,665,790

Rockwell Automation, Inc. (L)	106,600	5,665,790

See notes to financial statements.

10

F I N A N C I A L S TAT E M E N T S

Issuer	Shares	Value
Electronic Manufacturing Services 1.99%		$2,650,680

Jabil Circuit, Inc. (I)	88,800	2,650,680
Employment Services 4.25%		5,656,444

Monster Worldwide, Inc. (I)(L)	172,400	5,656,444
Health Care Supplies 3.35%		4,451,560

Gen-Probe, Inc. (I)(L)	109,000	4,451,560
Hotels, Resorts & Cruise Lines 3.16%		4,206,960

Starwood Hotels & Resorts Worldwide, Inc.	72,000	4,206,960
Internet Software & Services 3.93%		5,232,864

VeriSign, Inc. (I)(L)	221,450	5,232,864
Leisure Products 3.47%		4,617,403

Jarden Corp. (I)(L)	136,650	4,617,403
Managed Health Care 2.22%		2,960,813

Humana, Inc. (I)	66,700	2,960,813
Metal & Glass Containers 4.28%		5,693,220

Crown Holdings, Inc. (I)	351,000	5,693,220
Oil & Gas Drilling 2.43%		3,236,890

ENSCO International, Inc.	71,000	3,236,890
Oil & Gas Equipment & Services 4.31%		5,733,750

BJ Services Co. (L)	165,000	5,733,750
Oil & Gas Exploration & Production 8.30%		11,047,175

Chesapeake Energy Corp.	115,000	3,691,500

Rosetta Resources, Inc. (I)	204,150	3,776,775

Toreador Resources Corp. (I)	130,000	3,578,900
Pharmaceuticals 4.77%		6,343,098

Medicines Co. (The) (I)(L)	153,500	2,630,990

Rigel Pharmaceuticals, Inc. (I)	165,350	3,712,108
Restaurants 2.00%		2,663,550

Panera Bread Co. (Class A) (I)(L)	45,000	2,663,550
Semiconductor Equipment 3.09%		4,114,374

Broadcom Corp. (Class A) (I)	96,900	4,114,374
Systems Software 3.95%		5,255,000

Redback Networks, Inc. (I)(L)	500,000	5,255,000

See notes to financial statements.

11

F I N A N C I A L S TAT E M E N T S

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 34.53%			$45,943,971
(Cost $45,943,971)
Joint Repurchase Agreement 1.91%			2,545,000

Investment in a joint repurchase agreement transaction
with Barclays Capital, Inc. -- Dated 10-31-05
due 11-1-05 (secured by U.S. Treasury Inflation
Indexed Notes 0.875% due 4-15-10 and 1.875%
due 7-15-13)	3.94%	$2,545	2,545,000

		Shares
Cash Equivalents 32.62%			43,398,971

AIM Cash Investment Trust (T)		43,398,971	43,398,971

Total investments 132.87%			$176,795,827

Other assets and liabilities, net (32.87%)			($43,741,003)

Total net assets 100.00%			$133,054,824

(I)	Non-income-producing security.

(L)	All or a portion of this security is on loan as of October 31, 2005.

(T)	Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.

12

F I N A N C I A L S TAT E M E N T S

ASSETS AND LIABILITIES

October 31, 2005

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets
Investments at value (cost $158,991,961)
including $42,548,011 of securities loaned	$176,795,827
Cash	412
Receivable for shares sold	36,237
Interest receivable	279
Other assets	19,694
Total assets	176,852,449

Liabilities
Payable for shares repurchased	148,397
Payable upon receipt of securities loaned	43,398,971
Payable to affiliates
Management fees	90,337
Distribution and service fees	7,995
Other	62,425
Other payables and accrued expenses	89,500
Total liabilities	43,797,625

Net assets
Capital paid-in	194,026,711
Accumulated net realized loss on investments	(78,754,155)
Net unrealized appreciation of investments	17,803,866
Accumulated net investment loss	(21,598)
Net assets	$133,054,824

Net asset value per share
Based on net asset values and shares outstanding --
the Fund has an unlimited number of shares
authorized with no par value
Class A ($101,374,701 ÷ 10,517,866 shares)	$9.64
Class B ($25,901,434 ÷ 2,968,408 shares)	$8.73
Class C ($3,204,520 ÷ 367,150 shares)	$8.73
Class I ($2,574,169 ÷ 259,766 shares)	$9.91

Maximum offering price per share
Class A1 ($9.64 ÷ 95%)	$10.15

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements.

13

F I N A N C I A L S TAT E M E N T S

OPERATIONS

For the year ended October 31, 2005

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income
Dividends	$362,178
Securities lending	88,061
Interest	82,459
Total investment income	532,698

Expenses
Investment management fees	1,086,454
Class A distribution and service fees	302,502
Class B distribution and service fees	293,608
Class C distribution and service fees	31,290
Class A, B and C transfer agent fees	654,269
Class I transfer agent fees	1,203
Printing	76,081
Registration and filing fees	54,988
Custodian fees	34,167
Professional fees	33,827
Accounting and legal services fees	31,938
Miscellaneous	14,745
Trustees’ fees	6,542
Securities lending fees	4,103
Interest	3,221
Total expenses	2,628,938
Less expense reductions	(61,403)
Net expenses	2,567,535
Net investment loss	(2,034,837)

Realized and unrealized gain
Net realized gain on investments	14,025,629
Change in net unrealized appreciation (depreciation)
of investments	7,653,313
Net realized and unrealized gain	21,678,942
Increase in net assets from operations	$19,644,105

See notes to financial statements.

14

F I N A N C I A L S TAT E M E N T S

CHANGES IN NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund’s net assets
has changed
during the last
two periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.

	Year	Year
	ended	ended
	10-31-04	10-31-05

Increase (decrease) in net assets
From operations
Net investment loss	($2,502,591)	($2,034,837)
Net realized gain	16,496,734	14,025,629
Change in net unrealized
appreciation (depreciation)	(16,196,116)	7,653,313
Increase (decrease) in net assets
resulting from operations	(2,201,973)	19,644,105
From Fund share transactions	(21,349,161)	(23,917,624)

Net assets
Beginning of period	160,879,477	137,328,343
End of period[1]	$137,328,343	$133,054,824

[1] Includes accumulated net investment loss of $21,361 and $21,598, respectively.

See notes to financial statements.

15

F I N A N C I A L H I G H L I G H T S

FINANCIAL HIGHLIGHTS

CLASS A SHARES The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

Period ended	10-31-01	10-31-02	10-31-03	10-31-04	10-31-05

Per share operating performance
Net asset value,
beginning of period	$16.03	$7.66	$6.47	$8.43	$8.33
Net investment loss[1]	(0.12)	(0.11)	(0.11)	(0.12)	(0.12)
Net realized and unrealized
gain (loss) on investments	(7.48)	(1.08)	2.07	0.02	1.43
Total from
investment operations	(7.60)	(1.19)	1.96	(0.10)	1.31
Less distributions
From net realized gain	(0.77)	--	--	--	--
Net asset value,
end of period	$7.66	$6.47	$8.43	$8.33	$9.64
Total return[2] (%)	(49.87)	(15.54)	30.29	(1.19)[3]	15.73[3]

Ratios and supplemental data
Net assets, end of period
(in millions)	$85	$85	$107	$98	$101
Ratio of expenses
to average net assets (%)	1.63	1.89	1.98	1.75	1.74
Ratio of adjusted expenses
to average net assets[4] (%)	--	--	--	1.79	1.79
Ratio of net investment loss
to average net assets (%)	(1.13)	(1.52)	(1.62)	(1.44)	(1.35)
Portfolio turnover (%)	211	267[5]	183	75	71

See notes to financial statements.

16

F I N A N C I A L H I G H L I G H T S

CLASS B SHARES

Period ended	10-31-01	10-31-02	10-31-03	10-31-04	10-31-05

Per share operating performance
Net asset value,
beginning of period	$15.08	$7.13	$5.98	$7.74	$7.59
Net investment loss[1]	(0.18)	(0.16)	(0.15)	(0.17)	(0.17)
Net realized and unrealized
gain (loss) on investments	(7.00)	(0.99)	1.91	0.02	1.31
Total from
investment operations	(7.18)	(1.15)	1.76	(0.15)	1.14
Less distributions
From net realized gain	(0.77)	--	--	--	--
Net asset value,
end of period	$7.13	$5.98	$7.74	$7.59	$8.73
Total return[2] (%)	(50.24)	(16.13)	29.43	(1.94)[3]	15.02[3]

Ratios and supplemental data
Net assets, end of period
(in millions)	$101	$46	$48	$34	$26
Ratio of expenses
to average net assets (%)	2.33	2.56	2.67	2.45	2.44
Ratio of adjusted expenses
to average net assets[4] (%)	--	--	--	2.49	2.49
Ratio of net investment loss
to average net assets (%)	(1.83)	(2.20)	(2.31)	(2.14)	(2.03)
Portfolio turnover (%)	211	267[5]	183	75	71

See notes to financial statements.

17

F I N A N C I A L H I G H L I G H T S

CLASS C SHARES

Period ended	10-31-01	10-31-02	10-31-03	10-31-04	10-31-05

Per share operating performance
Net asset value,
beginning of period	$15.07	$7.13	$5.99	$7.74	$7.59
Net investment loss[1]	(0.18)	(0.16)	(0.15)	(0.17)	(0.17)
Net realized and unrealized
gain (loss) on investments	(6.99)	(0.98)	1.90	0.02	1.31
Total from
investment operations	(7.17)	(1.14)	1.75	(0.15)	1.14
Less distributions
From net realized gain	(0.77)	--	--	--	--
Net asset value,
end of period	$7.13	$5.99	$7.74	$7.59	$8.73
Total return[2] (%)	(50.21)	(15.99)	29.22	(1.94)[3]	15.02[3]

Ratios and supplemental data
Net assets, end of period
(in millions)	$3	$2	$3	$3	$3
Ratio of expenses
to average net assets (%)	2.33	2.58	2.68	2.45	2.44
Ratio of adjusted expenses
to average net assets[4] (%)	--	--	--	2.49	2.49
Ratio of net investment loss
to average net assets (%)	(1.83)	(2.21)	(2.32)	(2.14)	(2.05)
Portfolio turnover (%)	211	267[5]	183	75	71

See notes to financial statements.

18

F I N A N C I A L H I G H L I G H T S

CLASS I SHARES

Period ended	10-31-02[6]	10-31-03	10-31-04	10-31-05

Per share operating performance
Net asset value,
beginning of period	$8.16	$6.51	$8.54	$8.50
Net investment loss[1]	(0.06)	(0.06)	(0.06)	(0.06)
Net realized and unrealized
gain (loss) on investments	(1.59)	2.09	0.02	1.47
Total from
investment operations	(1.65)	2.03	(0.04)	1.41
Net asset value,
end of period	$6.51	$8.54	$8.50	$9.91
Total return[2] (%)	(20.22)[7]	31.18	(0.47)	16.59

Ratios and supplemental data
Net assets, end of period
(in millions)	$3	$3	$3	$3
Ratio of expenses
to average net assets (%)	1.46[8]	1.22	1.02	1.04
Ratio of net investment loss
to average net assets (%)	(1.00)[8]	(0.85)	(0.71)	(0.65)
Portfolio turnover (%)	267[5]	183	75	71

1 Based on the average of the shares outstanding.

2 Assumes dividend reinvestment and does not reflect the effect of sales charges.

3 Total returns would have been lower had certain expenses not been reduced during the periods shown.

4 Does not take into consideration expense reductions during the periods shown.

5 Excludes merger activity.

6 Class I shares began operations on 3-1-02.

7 Not annualized.

8 Annualized.

See notes to financial statements.

19

NOTES TO STATEMENTS

Note A Accounting policies

John Hancock Mid Cap Growth Fund (the “Fund”) is a diversified series of John Hancock Investment Trust III, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to achieve long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations are not readily available, or the value has been materially affected by events occurring after the close of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in “Foreign currency translation” below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

20

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 4:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I shares, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended October 31, 2005.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the

21

securities fail financially. At October 31, 2005, the Fund loaned securities having a market value of $42,548,011 collateralized by cash in the amount of $43,398,971. The cash collateral was invested in a short-term instrument. Securities lending expenses are paid by the Fund to the Adviser.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $78,754,155 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: October 31, 2008 --$616,263, October 31, 2009 -- $53,131,446 and October 31, 2010 -- $25,006,446. Availability of a certain amount of the loss carryforward, which was acquired on June 7, 2002 in a merger, may be limited in a given year.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. There were no distributions during the years ended December 31, 2004 and December 31, 2005. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of October 31, 2005, there were no distributable earnings on a tax basis.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits,  if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $500,000,000 of the Fund’s average daily net asset value, (b) 0.75% of the next $500,000,000 and (c) 0.70% of the Fund’s average daily net asset value in excess of $1,000,000,000.

The Fund has Distribution Plans with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company

22

Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the year ended October 31, 2005, JH Funds received net up-front sales charges of $61,951 with regard to sales of Class A shares. Of this amount, $7,459 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $40,631 was paid as sales commissions to unrelated broker-dealers and $13,861 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (“JHLICo”), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended October 31, 2005, CDSCs received by JH Funds amounted to $72,471 for Class B shares and $439 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of JHLICo. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares the Fund pays a monthly transfer agent fee at a total annual rate of 0.05% of Class I average daily net asset value. Signature Services agreed to voluntarily reduce the Fund’s asset-based portion of the transfer agent fee if the total transfer agent fee exceeds the Lipper, Inc. median transfer agency fee for comparable mutual funds by 0.05% . Accordingly, the transfer agent expense for Class A, Class B and Class C shares was reduced by $61,403 for the year ended October 31, 2005. Signature Services reserves the right to terminate this limitation at any time.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year amounted to $31,938. The Fund also paid the Adviser the amount of $407 for certain publishing services, included in the printing fees. The Fund also paid the amount of $2,703 to JHLICo for certain compliance costs, included in the miscellaneous expenses.

Mr. James R. Boyle is an officer of certain affiliates of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of other unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer,

23

for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on  a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C Fund share transactions
This listing illustrates the number of Fund shares sold and repurchased during the last two periods, along with the corresponding dollar value.

	Year ended 10-31-04		Year ended 10-31-05
	Shares	Amount	Shares	Amount

Class A shares
Sold	1,967,512	$16,799,745	1,409,247	$12,651,836
Repurchased	(2,857,998)	(24,115,884)	(2,642,146)	(23,854,729)
Net decrease	(890,486)	($7,316,139)	(1,232,899)	($11,202,893)

Class B shares
Sold	902,062	$6,933,222	360,358	$2,949,863
Repurchased	(2,635,622)	(20,261,037)	(1,864,803)	(15,142,628)
Net decrease	(1,733,560)	($13,327,815)	(1,504,445)	($12,192,765)

Class C shares
Sold	120,684	$934,329	71,585	$588,127
Repurchased	(144,186)	(1,101,394)	(97,294)	(795,276)
Net decrease	(23,502)	($167,065)	(25,709)	($207,149)

Class I shares
Sold	57,520	$502,107	34,207	$316,376
Repurchased	(120,524)	(1,040,249)	(69,584)	(631,193)
Net decrease	(63,004)	($538,142)	(35,377)	($314,817)

Net decrease	(2,710,552)	($21,349,161)	(2,798,430)	($23,917,624)

Note D Investment transactions
Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended October 31, 2005, aggregated $94,176,778 and $121,562,700, respectively.

The cost of investments owned on October 31, 2005, including short-term investments, for federal income tax purposes, was $158,991,961. Gross unrealized appreciation and depreciation of investments aggregated $22,512,900 and $4,709,034, respectively, resulting in net unrealized appreciation of $17,803,866.

Note E Reclassification of accounts
During the year ended October 31, 2005, the Fund reclassified amounts to reflect a decrease in accumulated net realized loss on investments of $139, a decrease in accumulated net investment loss of $2,034,600 and a decrease in capital paid-in of

24

$2,034,739. This represents the amounts necessary to report these balances on a tax basis, excluding certain temporary differences, as of October 31, 2005. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which  have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, book and tax differences in accounting for deferred compensation and net operating loss. The calculation of net investment loss per share in the Fund’s Financial Highlights excludes these adjustments.

Shareholder meeting (unaudited)

On December 1, 2004, a Special Meeting of shareholders of the Fund was held to elect nine Trustees effective January 1, 2005.

Proxies covering 11,700,644 shares of beneficial interest were voted at the meeting.

The shareholders elected the following Trustees to serve until their respective successors are duly elected and qualified, with the votes tabulated as follows:

		W I T H H E L D
	F O R	A U T H O R I T Y

James F. Carlin	11,442,183	258,461
Richard P. Chapman, Jr.	11,459,078	241,566
William H. Cunningham	11,441,776	258,868
Ronald R. Dion	11,451,594	249,050
Charles L. Ladner	11,460,509	240,135
Dr. John A. Moore	11,461,587	239,057
Patti McGill Peterson	11,435,141	265,503
Steven R. Pruchansky	11,461,625	239,019
James A. Shepherdson*	11,459,267	241,377
* Mr. James A. Shepherdson resigned effective July 15, 2005.

25

AUDITORS’ REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of John Hancock Mid Cap Growth Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Mid Cap Growth Fund (the “Fund”) at October 31, 2005, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP Boston, Massachusetts December 14, 2005

26

TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended October 31, 2005.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2005.

Shareholders will be mailed a 2005 U.S. Treasury Department Form 1099-DIV in January 2006. This will reflect the total of all distributions that are taxable for calendar year 2005.

27

Board Consideration of and Continuation of Investment Advisory Agreement: John Hancock Mid Cap Growth Fund

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board of Trustees (the “Board”) of John Hancock Investment Trust III (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), annually to review and consider the continuation of the investment advisory agreement (the “Advisory Agreement”) with John Hancock Advisers, LLC (the “Adviser”) for the John Hancock Mid Cap Growth Fund (the “Fund”).

At meetings held on May 19-20 and June 6-7, 2005, the Board, including the Independent Trustees, considered the factors and reached the conclusions described below relating to the selection of the Adviser and the continuation of the Advisory Agreement. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel. In evaluating the Advisory Agreement, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including but not limited to the following: (i) the investment performance of the Fund and a broader universe of relevant funds (the “Universe”) selected by Lipper Inc. (“Lipper”), an independent provider of investment company data, for a range of periods, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund and a peer group of comparable funds selected by Lipper (the “Peer Group”), (iii) the advisory fees of comparable portfolios of other clients of the Adviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees and a study undertaken at the direction of the Independent Trustees as to the allocation of the bene-fits of economies of scale between the Fund and the Adviser, (vi) the Adviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the Fund’s Code of Ethics and the structure and responsibilities of the Adviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates.

Nature, extent and quality of services

The Board considered the ability of the Adviser, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser. In addition, the Board took into account the administrative services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser were sufficient to support renewal of the Advisory Agreement.

28

Fund performance

The Board considered the performance results for the Fund over various time periods. The Board also considered these results in comparison to the performance of the Universe, as well as the Fund’s benchmark indexes. Lipper determined the Universe for the Fund. The Board reviewed with a representative of Lipper the methodology used by Lipper to select the funds in the Universe and the Peer Group.

The Board noted that the performance of the Fund was below the median and average performance of its Universe and the performance of its benchmark indexes, the Lipper Mid-Cap Growth Funds Index and the Russell Midcap Growth Index, for the time periods under review. The Adviser discussed with the Board factors that contributed to the Fund’s under-performance and described measures that may be taken in the future with the objective of improving performance. The Board intends to continue to monitor the Fund’s performance trends to assess whether other remedial changes are warranted.

Investment advisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the “Advisory Agreement Rate”). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was lower than the median rate of the Peer Group. The Board concluded that the Advisory Agreement Rate was reasonable in relation to the services provided.

The Board received and considered information regarding the Fund’s total operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, transfer agent fees and custodian fees, including and excluding Rule 12b-1 and non-Rule 12b-1 service fees. The Board also considered comparisons of these expenses to the expense information for the Peer Group and the Universe. The Board noted that the total operating expense ratio of the Fund was higher than the Peer Group’s and Universe’s median total operating expense ratio. It also noted that the most significant contributor to such difference was the Fund’s transfer agency expense, which the transfer agent has taken steps to reduce.

The Adviser also discussed the Lipper data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the plans to reduce the Fund’s overall fees and expenses and plans for improving the Fund’s performance supported the re-approval of the Advisory Agreements.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreement, as well as on other relationships between the Fund and the Adviser and its affili-ates. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s

29

costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser to its other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate was not unreasonable, taking into account fee rates offered to others by the Adviser and giving effect to differences in services covered by such fee rates.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s and the Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser as part of the annual re-approval process under Section 15(c) of the 1940 Act. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreement for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreement.

30

TRUSTEES & OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees
Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Ronald R. Dion, Born: 1946	2005	53
Independent Chairman (since 2005); Chairman and Chief Executive Officer,
R.M. Bradley & Co., Inc.; Director, The New England Council and Massachusetts
Roundtable; Trustee, North Shore Medical Center; Director, Boston Stock
Exchange; Director, BJ’s Wholesale Club, Inc. and a corporator of the Eastern
Bank; Trustee, Emmanuel College; Director, Boston Municipal Research Bureau;
Member of the Advisory Board, Carroll Graduate School of Management at
Boston College.

James F. Carlin, Born: 1940	2005	53
Director and Treasurer, Alpha Analytical Inc. (analytical laboratory) (since 1985);
Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995);
Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc.
(since 1996); Director and Treasurer, Rizzo Associates (engineering) (until 2000);
Chairman and CEO, Carlin Consolidated, Inc. (management/investments) (since
1987); Director and Partner, Proctor Carlin & Co., Inc. (until 1999); Trustee,
Massachusetts Health and Education Tax Exempt Trust (since 1993); Director of the following: Uno Restaurant Corp. (until 2001), Arbella Mutual (insurance)
(until 2000), HealthPlan Services, Inc. (until 1999), Flagship Healthcare, Inc. (until
1999), Carlin Insurance Agency, Inc. (until 1999); Chairman, Massachusetts
Board of Higher Education (until 1999).

Richard P. Chapman, Jr.,[2] Born: 1935	1996	53
President and Chief Executive Officer, Brookline Bancorp Inc. (lending)
(since 1972); Director, Lumber Insurance Co. (insurance) (until 2000);
Chairman and Director, Northeast Retirement Services, Inc. (retirement administration) (since 1998).

William H. Cunningham, Born: 1944	2005	143
Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and CEO, IBT Technologies
(until 2001); Director of the following: The University of Texas Investment
Management Company (until 2000), Hire.com (until 2004), STC Broadcasting,
Inc. and Sunrise Television Corp. (electronic manufacturing) (until 2001),
Symtx, Inc. (electronic manufacturing) (since 2001), Adorno/Rogers Technology,
Inc. (until 2004), Pinnacle Foods Corporation (until 2003), rateGenius (Internet

31

Independent Trustees (continued)
Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

William H. Cunningham, Born: 1944 (continued)	2005	143
service) (until 2003), Jefferson-Pilot Corporation (diversified life insurance company) (since 1985), New Century Equity Holdings (formerly Billing Concepts)
(until 2001), eCertain (until 2001), ClassMap.com (until 2001), Agile Ventures
(until 2001), LBJ Foundation (until 2000), Golfsmith International, Inc.
(until 2000), Metamor Worldwide (until 2000), AskRed.com (until 2001),
Southwest Airlines (since 2000) and Introgen (since 2000); Advisory Director,
Q Investments (until 2003); Advisory Director, Chase Bank (formerly Texas
Commerce Bank - Austin) (since 1988), LIN Television (since 2002), WilTel
Communications (until 2003) and Hayes Lemmerz International, Inc.
(diversified automotive parts supply company) (since 2003).

Charles L. Ladner,[2] Born: 1938	2004	143
Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003);
Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice President and Director for AmeriGas, Inc.
(retired 1998); Director of AmeriGas Partners, L.P. (until 1997) (gas distribution);
Director, EnergyNorth, Inc. (until 1995); Director, Parks and History Association
(since 2001).

John A. Moore,[2] Born: 1939	1993	53
President and Chief Executive Officer, Institute for Evaluating Health Risks,
(nonprofit institution) (until 2001); Chief Scientist, Sciences International (health research) (until 2003); Principal, Hollyhouse (consulting) (since 2000); Director,
CIIT (nonprofit research) (since 2002).

Patti McGill Peterson,[2] Born: 1943	1993	53
Executive Director, Council for International Exchange of Scholars and Vice
President, Institute of International Education (since 1998); Senior Fellow, Cornell
Institute of Public Affairs, Cornell University (until 1998); Former President of
Wells College and St. Lawrence University; Director, Niagara Mohawk Power
Corporation (until 2003); Director, Ford Foundation, International Fellowships
Program (since 2002); Director, Lois Roth Endowment (since 2002); Director,
Council for International Educational Exchange (since 2003).

Steven R. Pruchansky, Born: 1944	2005	53
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc.
(since 2000); Director and President, Greenscapes of Southwest Florida, Inc.
(until 2000); Managing Director, JonJames, LLC (real estate) (since 2001);
Director, First Signature Bank & Trust Company (until 1991); Director, Mast
Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991).

32

Non-Independent Trustee[3]
Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2005	237
President, John Hancock Annuities; Executive Vice President, John Hancock
Life Insurance Company (since June, 2004); Chairman and Director, John
Hancock Advisers, LLC (the “Adviser”); John Hancock Funds, LLC (“John
Hancock Funds”) and The Berkeley Financial Group, LLC (“The Berkeley
Group”) (holding company) (since 2005); President U.S. Annuities; Senior
Vice President, The Manufacturers Life Insurance Company (U.S.A.) (prior to 2004).

Principal officers who are not Trustees
Name, age
Position(s) held with Fund		Officer
Principal occupation(s) and		of Fund
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2005
President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director,
President and Chief Executive Officer, the Adviser and The Berkeley Group;
Director, President and Chief Executive Officer, John Hancock Funds; Director,
President and Chief Executive Officer, Sovereign Asset Management LLC
(“Sovereign”); Director, John Hancock Signature Services, Inc.; President, John
Hancock Trust; Chairman and President, NM Capital Management, Inc. (NM
Capital) (since 2005); Chairman, Investment Company Institute Sales Force
Marketing Committee (since 2003); Executive Vice President, John Hancock
Funds (until 2005).

William H. King, Born: 1952		1993
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer
of each of the John Hancock funds advised by the Adviser; Assistant Treasurer of each of the John Hancock funds (until 2001).

Francis V. Knox, Jr., Born: 1947		2005
Vice President and Chief Compliance Officer
Vice President and Chief Compliance Officer for John Hancock Investment
Company, John Hancock Life Insurance Company (U.S.A.), John Hancock Life
Insurance Company and John Hancock Funds (since 2005); Fidelity Investments -
Vice President and Assistant Treasurer, Fidelity Group of Funds (until 2004);
Fidelity Investments - Vice President and Ethics & Compliance Officer (until 2001).

John G. Vrysen, Born: 1955		2005
Executive Vice President and Chief Financial Officer; Director, the Adviser,
The Berkeley Group and John Hancock Funds.
Executive Vice President and Chief Financial Officer, the Adviser, Sovereign,
The Berkeley Group and John Hancock Funds (since 2005); Vice President and
General Manager, Fixed Annuities, U.S. Wealth Management (until 2005); Vice
President, Operations, Manulife Wood Logan (July 2000 thru September 2004).

33

Notes to Trustees and Officers pages

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

[2] Member of Audit Committee.

3 Non-independent Trustees hold positions with the Fund’s investment adviser, underwriter and certain other affiliates.

34

OUR FAMILY OF FUNDS

Equity	Balanced Fund
Classic Value Fund
Core Equity Fund
Focused Equity Fund
Growth Trends Fund
International Fund
Large Cap Equity Fund
Large Cap Growth Fund
Large Cap Select Fund
Mid Cap Growth Fund
Multi Cap Growth Fund
Small Cap Equity Fund
Small Cap Growth Fund
Sovereign Investors Fund
U.S. Global Leaders Growth Fund

Asset Allocation and	Allocation Growth + Value Portfolio
Lifestyle Portfolios	Allocation Core Portfolio
Lifestyle Aggressive Portfolio
Lifestyle Growth Portfolio
Lifestyle Balanced Portfolio
Lifestyle Moderate Portfolio
Lifestyle Conservative Portfolio

Sector	Biotechnology Fund
Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund

Income	Bond Fund
Government Income Fund
High Yield Fund
Investment Grade Bond Fund
Strategic Income Fund

Tax-Free Income	California Tax-Free Income Fund
High Yield Municipal Bond Fund
Massachusetts Tax-Free Income Fund
New York Tax-Free Income Fund
Tax-Free Bond Fund

Money Market	Money Market Fund
U.S. Government Cash Reserve

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

35

ELECTRONIC DELIVERY

Now available from John Hancock Funds

Instead of sending annual and semiannual reports and prospectuses through the U.S. mail, we’ll notify you by e-mail when these documents are available for online viewing.

How does electronic delivery benefit you?

*	No more waiting for the mail to arrive; you’ll receive an
e-mail notification as soon as the document is ready for
online viewing.

*	Reduces the amount of paper mail you receive from
John Hancock Funds.

*	Reduces costs associated with printing and mailing.

Sign up for electronic delivery today at www.jhfunds.com/edelivery

36

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Advisers, LLC	The Bank of New York	Wilmer Cutler Pickering
601 Congress Street	One Wall Street	Hale and Dorr LLP
Boston, MA 02210-2805	New York, NY 10286	60 State Street
Boston, MA 02109-1803
Principal distributor	Transfer agent
John Hancock Funds, LLC	John Hancock Signature	Independent registered
601 Congress Street	Services, Inc.	public accounting firm
Boston, MA 02210-2805	1 John Hancock Way,	PricewaterhouseCoopers LLP
	Suite 1000	125 High Street
	Boston, MA 02217-1000	Boston, MA 02110

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	24-hour automated information	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

37

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock Mid Cap Growth Fund.

3900A 10/05 12/05

JOHN HANCOCK

International Fund

10.31.2005 Annual Report

John Hancock

JOHN HANCOCK FUNDS

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 14

Trustees & officers
page 33

For more information
page 37

To Our Shareholders,

I am pleased to be writing to you as the new President and Chief Executive Officer of John Hancock Funds, LLC, following the departure of James A. Shepherdson to pursue other opportunities. In addition, on July 25, 2005, your fund’s Board of Trustees appointed me to the roles of Trustee, President and Chief Executive Officer of your fund.

As a means of introduction, I have been involved in the mutual fund industry since 1985. I have been with John Hancock Funds for the last 15 years, most recently as executive vice president of retail sales and marketing and a member of the company’s executive and investment committees. In my former capacity, I was responsible for all aspects of the distribution and marketing of John Hancock Funds’ open-end and closed-end mutual funds. Outside of John Hancock, I have served as Chairman of the Investment Company Institute (ICI) Sales Force Marketing Committee since September of 2003.

It is an exciting time to be at John Hancock Funds, and I am grateful for the opportunity to lead and shape its further growth. With the acquisition of John Hancock by Manulife Financial Corporation in April 2004, we are receiving broad support toward the goal of providing our shareholders with excellent investment opportunities and a more complete lineup of choices for the discerning investor.

For one example, we have recently added five “Lifestyle Portfolio” funds-of-funds that blend multiple fund offerings from internal and external money managers to create a broadly diversified asset allocation portfolio. Look for more information about these exciting additions to the John Hancock family of funds in the near future. Although there has been a change in executive-level management, rest assured that the one thing that never wavers is John Hancock Funds’ commitment to placing the needs of shareholders above all else. We are all dedicated to the task of working with you and your financial advisors to help you reach your long-term financial goals.

Sincerely,

Keith F. Hartstein, President and Chief Executive Officer

This commentary reflects the CEO’s views as of October 31, 2005. They are subject to change at any time.

YOUR FUND AT A GLANCE

The Fund seeks long-term growth of capital by normally investing at least 80% of its assets in stocks of foreign companies.

  Over the last twelve months
  International markets marked a third consecutive year of solid outperformance.
  The Fund outperformed its peers and benchmark index in part due to superior stock selection among financials, consumer discretionary and materials companies.
  The Fund posted gains in relative and absolute terms, with strong returns in almost every sector and in the majority of countries where positions were held.

Total returns for the Fund are at net asset value with all distributions reinvested.
These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above.

Top 10 holdings
4.8%	Mitsubishi UFJ Financial Group, Inc.
3.2%	Roche Holding AG
2.9%	Rogers Communications, Inc.
2.8%	Nomura Holdings, Inc.
2.4%	NTT DoCoMo, Inc.
2.2%	Banco Bilbao Vizcaya Argentaria SA
2.0%	Sanofi-Aventis SA
1.9%	Toyota Motor Corp.
1.9%	Merck KGaA
1.8%	Hutchison Telecommunications International Ltd.

As a percentage of net assets on October 31, 2005.

BY HORACIO A. VALEIRAS, CFA, FOR THE NICHOLAS-APPLEGATE CAPITAL MANAGEMENT PORTFOLIO MANAGEMENT TEAM

MANAGERS’ REPORT

JOHN HANCOCK

International Fund

The twelve months ended October 31, 2005 marked a third consecutive year of solid performance for international investors. Although a moderately strengthening dollar dampened international equity performance from an American perspective, the currency movement was insufficient to mitigate the strong results U.S. investors received.

Falling oil prices buoyed international equity markets for the last two months of 2004, but the following six months were marked by malaise. Energy costs gradually increased, corporate earnings in Japan fell short of expectations and French and Dutch voters rejected the European Union constitution. Markets were generally down or flat for the period. In July the tide turned. Reports con-firmed growing economic strength in Japan and the Chinese revaluation of the yuan improved global trade balances. Soaring oil prices, terrorist attacks in London and hurricanes in the U.S. failed to offset strong corporate earnings and improving business sentiments as international markets posted solid gains from August through fiscal year-end.

“The twelve months ended October 31, 2005 marked a third consecutive year of solid performance for international investors.”

From a country standpoint, equity gains were again broad-based in the period. The vast majority of countries posted double-digit returns, with stocks in many exchanges up by over 30%. Strong corporate profits and healthy balance sheets in Europe propelled merger and acquisition activity in the region and boosted equity values. Japan was the market’s darling during the latter half of the year as Prime Minister Koizumi won a reform mandate from voters and the country’s budding domestic-led economic revival took shape. Emerging countries saw some of the strongest relative advances during the period based on abundant liquidity, improving fundamentals and climbing commodities prices.

Equities performed well across sectors in 2005. Every sector in the MSCI All Country World Ex-U.S. Index closed the year in positive territory, with all but one group posting double-digit returns and the majority of groups gaining over 20%. On average, energy and materials companies performed the best during the period as skyrocketing oil prices and strong demand for commodities pushed up corporate earnings. Information technology, the only negative performing sector in 2004, continued to lag peers with performance in the single digits.

Fund performance explained

For the 12 months ended October 31, 2005, John Hancock International Fund’s Class A, Class B, Class C and Class I shares gained 19.14%, 18.20%, 18.36% and 20.00%, respectively, at net asset value. During the same period, the average international multi-cap growth fund advanced 17.46%, according to Lipper, Inc.1, while the benchmark MSCI All Country World Ex-U.S. Index rose 17.26% . Keep in mind that your net asset value return will be different from the Fund’s performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

Positive results widespread

The Fund posted gains in relative and absolute terms during the year, with strong returns in almost every sector and in the majority of countries where positions were held. Outperformance compared to both the Fund’s peer group and the benchmark MSCI All Country World Ex-U.S. Index can be attributed in part to superior security selection among Japanese, Chinese and Canadian firms, and relative asset weightings in the U.K., Japan and Egypt. From a sector standpoint, stock picks among financials, consumer discretionary and materials companies were the largest contributors to performance. Beyond stock selection and asset weighting, the Fund also benefited from our growth-oriented investment philosophy. While we focus on growth companies, our benchmark and peer group invest in both growth and value businesses.

“The Fund posted gains in relative and absolute terms during the year, with strong returns in almost every sector...”

The primary detractors to Fund performance included poor stock selection in the U.K. and France, and among consumer staples and

Sector
distribution[2]

Financials -- 21%

Telecommunication
services -- 16%

Consumer
discretionary -- 11%

Materials -- 11%

Industrials -- 10%

Information
technology -- 10%

Health care -- 8%

Energy -- 6%

Consumer
staples -- 6%

utilities companies. Performance was further dampened by unfavorable relative weighting in Thailand and China, and overweighting in the telecommunication and information technology sectors.

Select stocks

The best performing stocks in the Fund over the year were Mitsubishi UFJ Financial Group, Inc., a Japanese bank benefiting from the country’s growing economic recovery; Foxconn International Holdings, Ltd., a Chinese mobile phone handset manufacturer that profited from outsourcing trends and increased global telephony penetration; and Rogers Communications, Inc., a Canadian wireless and cable communications firm that gained from increased mobile penetration and an improving competitive environment. The largest declining issues included William Morrisons, a U.K. supermarket chain with integration challenges following a major acquisition; Italian-Thai Development, a construction business impacted by the Thai government’s deteriorating budgetary prospects; and Global BioChem, a Chinese biochemical producer hurt by falling global lysine prices. We sold all three stocks.

Top five countries[2]

Japan 25%

Canada 9%

Switzerland 9%

France 6%

Netherlands 6%

Fund moves

Over the past twelve months, our bottom-up investment process resulted in shifts in the Fund’s overall country and sector weightings. Among Asian markets, we trimmed positions in Hong Kong and Australia in favor of growing opportunities in Japan, China and India. In Europe and North America, we exploited improving prospects in Canada and Switzerland and cut exposure in the U.K and Italy. Fund positions in the consumer discretionary sector were sharply reduced and holdings in energy, materials and information technology companies were bolstered.

Throughout the year the Fund remained well diversified, with investments spread across countries and sectors. Relative to the benchmark, on October 31, the Fund was underweight in Europe and Latin America and overweight in North America and both emerging and developed Asia. We also held comparatively larger positions in telecommunications and information technology and comparatively smaller positions in financials and utilities.

“Our geographical preference remains Asia, where we see continuing expansion and increased wealth creation.”

Outlook

High energy prices and inflation concerns are expected to dampen international markets for the near term. Regardless, leading indicators in Europe are improving -- business confidence in France and Germany is up and consumer sentiment in Italy has risen. Furthermore, the Japanese recovery appears to be on solid footing. Japan has been surprisingly strong in terms of growth, and the economy is showing concrete signs of emerging from a sustained period of damaging deflation. Our geographical preference remains Asia, where we see continuing expansion and increased wealth creation. Macroeconomic risks pose the greatest threat to international growth. To a large degree, the extent of expansion in 2006 will be affected by the price of energy and forthcoming information on inflation and monetary policy.

This commentary reflects the views of the portfolio management team through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.
[1] Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.
2 As a percentage of net assets on October 31, 2005.

A LOOK AT PERFORMANCE

For the period ended October 31, 2005

	Class A	Class B	Class C	Class I1
Inception date	1-3-94	1-3-94	6-1-98	3-1-02

Average annual returns with maximum sales charge (POP)
One year	13.13%	13.20%	17.36%	20.00%

Five years	-4.08	-4.19	-3.80	--

Ten years	-0.10	-0.13	--	--

Since inception	--	--	-2.47	8.47

Cumulative total returns with maximum sales charge (POP)
One year	13.13	13.20	17.36	20.00

Five years	-18.82	-19.25	-17.61	--

Ten years	-0.96	-1.30	--	--

Since inception	--	--	-16.93	34.76

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1For certain types of investors as described in the Fund’s Class I share prospectus.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in the MSCI All Country World Ex-U.S. Index.

	Class B1	Class C1	Class I2
Period beginning	10-31-95	6-1-98	3-1-02

International Fund	$9,870	$8,307	$13,476

Index	15,221	12,402	14,694

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of October 31, 2005. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Morgan Stanley Capital International (MSCI) All Country World Ex-U.S. Index is an unmanaged index of freely traded stocks of foreign companies.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund’s Class I share prospectus.

YOUR EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses
As a shareholder of the Fund, you incur two types of costs:
* Transaction costs which include sales charges (loads) on
purchases or redemptions (varies by share class), minimum
account fee charge, etc.
* Ongoing operating expenses including management
fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on April 30, 2005, with the same investment held until October 31, 2005.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 4-30-05	on 10-31-05	ended 10-31-05[1]

Class A	$1,102.80	$11.46
Class B	1,097.60	15.21
Class C	1,099.10	15.22
Class I	1,106.80	7.25

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2005 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on April 30, 2005, with the same investment held until October 31, 2005. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 4-30-05	on 10-31-05	ended 10-31-05[1]

Class A	$1,014.30	$10.98
Class B	1,010.70	14.58
Class C	1,010.70	14.58
Class I	1,018.33	6.94

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 2.16%, 2.87%, 2.87% and 1.36% for Class A, Class B, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365 or 366] (to reflect the one-half year period).

F I N A N C I A L S TAT E M E N T S

FUND’S INVESTMENTS

Securities owned by the Fund on October 31, 2005

This schedule is divided into three main categories: common stocks, warrants and short-term investments. The common stocks and warrants are further broken down by country. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 96.19%		$98,117,116
(Cost $86,235,152)
Canada 9.49%		9,675,895

Cameco Corp. (Diversified Metals & Mining)	28,100	1,352,888

Canadian Pacific Railway Ltd. (Railroads)	23,300	959,023

EnCana Corp. (Oil & Gas Exploration & Production)	25,700	1,176,550

Rogers Communications, Inc. (Class B)
(Wireless Telecommunication Services)	75,400	2,978,797

Teck Cominco Ltd. (Diversified Metals & Mining)	19,200	809,963

Telus Corp. (Integrated Telecommunication Services)	39,600	1,487,581

Thomson Corp. (The) (Publishing)	26,800	911,093
China 3.79%		3,869,530

China Shenhua Energy Co., Ltd. (Diversified Metals & Mining) (I)	863,500	946,777

Foxconn International Holdings Ltd. (Communications Equipment) (I)	1,648,000	1,764,420

PetroChina Co., Ltd. (Integrated Oil & Gas)	1,522,000	1,158,333
Finland 1.27%		1,295,140

Nokia Corp., American Depositary Receipt (ADR)
(Wireless Telecommunication Services)	77,000	1,295,140
France 6.12%		6,245,001

PSA Peugeot Citroen (Automobile Manufacturers)	16,231	985,642

Publicis Groupe (Advertising)	34,731	1,148,134

Sanofi-Aventis SA (Pharmaceuticals)	25,593	2,047,688

Total SA (Integrated Oil & Gas)	6,191	1,552,757

Veolia Evironment (Multi-Utilities & Unregulated Power)	12,279	510,780
Germany 4.94%		5,042,655

Bayer AG (Diversified Chemicals)	26,706	925,707

Bayerische Motoren Werke (BMW) AG (Automobile Manufacturers)	25,058	1,089,179

Hypo Real Estate Holding AG (Thrifts & Mortgage Finance)	23,471	1,130,961

Merck KGaA (Pharmaceuticals)	22,958	1,896,808

See notes to financial statements.

F I N A N C I A L S TAT E M E N T S

Issuer	Shares	Value
Greece 3.67%		$3,748,330

Coca-Cola Hellenic Bottling Co. SA (Soft Drinks)	34,030	926,869

Hellenic Telecommunications Organization SA
(Integrated Telecommunication Services) (I)	60,610	1,251,548

National Bank of Greece SA (Diversified Banks)	40,305	1,569,913
Hong Kong 2.86%		2,919,121

Cheung Kong Holdings Ltd. (Real Estate Management & Development)	101,000	1,050,733

Hutchison Telecommunications International Ltd.
(Integrated Telecommunication Services) (I)	1,478,000	1,868,388
Indonesia 0.47%		477,180

PT Indosat Tbk, ADR (Integrated Telecommunication Services)	19,800	477,180
Ireland 1.09%		1,110,778

CRH Plc (Construction Materials)	44,479	1,110,778
Israel 1.58%		1,613,671

Israel Chemicals Ltd. (Diversified Chemicals)	226,406	858,776

Makhteshim-Agan Industries Ltd. (Diversified Chemicals)	131,584	754,895
Italy 2.62%		2,673,244

ENI SpA (Integrated Oil & Gas)	61,688	1,652,108

UniCredito Italiano SpA (Diversified Banks)	184,135	1,021,136
Japan 25.10%		25,598,832

Hitachi Construction Machinery Co., Ltd.
(Construction & Farm Machinery & Heavy Trucks)	66,200	1,251,149

Japan Tobacco, Inc. (Tobacco)	97	1,533,267

Kajima Corp. (Construction & Engineering)	180,000	929,342

Mitsubishi Estate Co., Ltd. (Real Estate Management & Development)	98,000	1,442,155

Mitsubishi UFJ Financial Group, Inc. (Diversified Banks)	395	4,920,321

Mitsui & Co., Ltd. (Trading Companies & Distributors)	127,000	1,552,519

Murata Manufacturing Co., Ltd. (Electronic Equipment Manufacturers)	18,600	921,971

Nisshinbo Industries, Inc. (Textiles)	27,000	264,422

Nitori Co., Ltd. (Specialty Stores)	6,980	527,675

Nomura Holdings, Inc. (Investment Banking & Brokerage)	188,000	2,852,180

NTT DoCoMo, Inc. (Wireless Telecommunication Services)	1,446	2,484,429

Shin-Etsu Chemcial Co., Ltd. (Specialty Chemicals)	37,600	1,789,476

Teijin Ltd. (Textiles)	249,000	1,475,968

Tokyo Electron Ltd. (Semiconductor Equipment)	34,000	1,697,006

Toyota Motor Corp. (Automobile Manufacturers)	42,900	1,956,952

See notes to financial statements.

F I N A N C I A L S TAT E M E N T S

Issuer	Shares	Value
Luxembourg 1.65%		$1,683,821

Millicom International Cellular SA
(Wireless Telecommunication Services) (I)	37,800	719,334

Stolt Offshore SA (Oil & Gas Equipment & Services) (I)	92,200	964,487
Netherlands 5.90%		6,014,081

Aegon NV (Life & Health Insurance)	101,860	1,531,135

ASML Holding NV (Semiconductor Equipment)	103,796	1,752,935

Royal Numico NV (Packaged Foods & Meats) (I)	42,373	1,714,411

STMicroelectronics NV (Semiconductors)	61,757	1,015,600
Norway 1.61%		1,645,025

Telenor ASA (Integrated Telecommunication Services)	168,400	1,645,025
South Africa 1.14%		1,160,995

Harmony Gold Mining Co., Ltd. (Gold) (I)	111,100	1,160,995
South Korea 3.93%		4,010,828

Daewoo Shipbuilding & Marine Engineering Co., Ltd. (Marine)	66,080	1,321,346

Kookmin Bank, ADR (Diversified Banks)	19,500	1,139,190

LG Electronics, Inc. (Consumer Electronics)	23,820	1,550,292
Spain 2.15%		2,195,878

Banco Bilbao Vizcaya Argentaria SA (Diversified Banks)	124,632	2,195,878
Sweden 1.26%		1,286,244

Atlas Copco AB (Industrial Machinery)	70,400	1,286,244
Switzerland 8.63%		8,802,164

ABB Ltd. (Heavy Electrical Equipment)	205,531	1,569,619

EFG International (Diversified Banks)	34,893	1,001,306

Roche Holding AG (Pharmaceuticals)	21,799	3,251,868

Straumann AG (Health Care Equipment)	5,016	1,167,460

UBS AG (Diversified Capital Markets)	21,364	1,811,911
Thailand 0.96%		977,936

True Corp. Pcl (Integrated Telecommunication Services) (I)	5,391,200	977,936
United Kingdom 4.94%		5,034,135

ARM Holdings Plc (Semiconductors)	739,734	1,424,097

Carphone Warehouse Plc (The) (Computer & Electronics Retail)	287,657	998,081

Diageo Plc (Distillers & Vintners)	101,908	1,506,362

Intertek Group Plc (Diversified Commercial Services)	87,655	1,105,595
United States 1.02%		1,036,632

Southern Copper Corp. (Diversified Metals & Mining)	18,800	1,036,632

See notes to
financial statements.

F I N A N C I A L S TAT E M E N T S

Issuer		Shares	Value

Securities -- Linked Warrants 2.62%			$2,673,521
(Cost $2,731,024)
India 0.24%			250,703

Bharti Tele-Ventures Ltd. (Intergrated Telecommunication
Services) (B)(I)(R)		35,020	250,703
Luxembourg 1.14%			1,160,451

Bharti Tele-Ventures Ltd. (Intergrated Telecommunication
Services) (B)(I)(R)		162,100	1,160,451
Taiwan 1.24%			1,262,367

Advanced Semiconductor Engineering, Inc. (Semiconductor
Equipment) (B)(I)(R)		2,071,117	1,262,367

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 2.72%			$2,777,000
(Cost $2,777,000)
Joint Repurchase Agreement 2.72%			2,777,000

Investment in a joint repurchase agreement transaction
with Barclays Capital, Inc. -- Dated 10-31-05
due 11-01-05 (secured by U.S. Treasury Inflation Indexed
Note 0.875% due 04-15-10 and 1.875% due 07-15-13)	3.940%	$2,777	2,777,000

Total investments 101.53%			$103,567,637

Other assets and liabilities, net (1.53%)			($1,565,431)

Total net assets 100.00%			$102,002,206

(B)	This security is fair valued in good faith under procedures established by the Board of Trustees.

(I)	Non-income-producing security.

(R)	Equity-linked warrant.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.

F I N A N C I A L S TAT E M E N T S

ASSETS AND LIABILITIES

October 31, 2005

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets
Investments, at value (cost $91,743,176)	$103,567,637
Cash	683
Foreign cash, at value (cost $8,852)	8,940
Receivable for investments sold	501,326
Receivable for shares sold	63,628
Dividends and interest receivable	139,215
Receivable from affiliates	6,669
Other assets	11,358
Total assets	104,299,456

Liabilities
Payable for investments purchased	1,774,481
Payable for shares repurchased	178,659
Payable to affiliates
Management fees	161,379
Distribution and service fees	6,722
Other	57,845
Other payables and accrued expenses	118,164
Total liabilities	2,297,250

Net assets
Capital paid-in	147,666,418
Accumulated net realized loss on investments
and foreign currency transactions	(57,475,506)
Net unrealized appreciation of investments
and translation of assets and liabilities in
foreign currencies	11,824,129
Accumulated net investment loss	(12,835)
Net assets	$102,002,206

Net asset value per share
Based on net asset values and shares outstanding --
the Fund has an unlimited number of shares
authorized with no par value
Class A ($73,109,865 ÷ 9,208,598 shares)	$7.94
Class B ($23,550,827 ÷ 3,219,846 shares)	$7.31
Class C ($3,954,331 ÷ 540,345 shares)	$7.32
Class I ($1,387,183 ÷ 169,341 shares)	$8.19

Maximum offering price per share
Class A1 ($7.94 ÷ 95%)	$8.36

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements.

F I N A N C I A L S TAT E M E N T S

OPERATIONS

For the year ended October 31, 2005

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income
Dividends (including $12,985 received from
affiliated issuers and net of foreign withholding
taxes of $195,741)	$1,776,076
Interest	41,502
Total investment income	1,817,578

Expenses
Investment management fees	895,526
Class A distribution and service fees	208,445
Class B distribution and service fees	248,003
Class C distribution and service fees	39,434
Class A, B and C transfer agent fees	530,551
Class I transfer agent fees	639
Custodian fees	164,375
Registration and filing fees	59,879
Printing	58,258
Professional fees	41,592
Accounting and legal services fees	24,876
Miscellaneous	20,155
Trustees’ fees	4,568
Interest	2,307
Total expenses	2,298,608
Less expense reductions	(38,955)
Net expenses	2,259,653
Net investment loss	(442,075)

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments (including $345,764 net realized
gain on sales of investments in affiliated issuers)	15,422,641
Foreign currency transactions	(864,318)
Change in net unrealized appreciation (depreciation) of
Investments	2,768,964
Translation of assets and liabilities in foreign currencies	61,266
Net realized and unrealized gain	17,388,553
Increase in net assets from operations	$16,946,478

See notes to financial statements.

F I N A N C I A L S TAT E M E N T S

CHANGES IN NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund’s net assets
has changed
during the last
two periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.

	Year	Year
	ended	ended
	10-31-04	10-31-05

Increase (decrease) in net assets
From operations
Net Investment loss	($492,570)	($442,075)
Net realized gain	16,578,291	14,558,323
Change in net unrealized
appreciation (depreciation)	(8,094,661)	2,830,230
Increase in net assets
resulting from operations	7,991,060	16,946,478
Distributions to shareholders
From net realized gain
Class A	--	(1,112,572)
Class B	--	(483,477)
Class C	--	(70,732)
Class I	--	(22,383)
	--	(1,689,164)
From Fund share transactions	(10,403,583)	(7,706,210)

Net assets
Beginning of period	96,863,625	94,451,102
End of period[1]	$94,451,102	$102,002,206

1 Includes accumulated net investment income (loss) of $50,264 and ($12,835), respectively.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S

FINANCIAL HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

Period ended	10-31-01	10-31-02	10-31-03	10-31-04	10-31-05

Per share operating performance
Net asset value,
beginning of period	$9.45	$6.18	$5.10	$6.21	$6.78
Net investment loss[1]	(0.05)	(0.04)	(0.04)	(0.02)	(0.02)
Net realized and unrealized
gain (loss) on investments	(3.22)	(1.04)	1.15	0.59	1.30
Total from
investment operations	(3.27)	(1.08)	1.11	0.57	1.28
Less distributions
From net realized gain	--	--	--	--	(0.12)
Net asset value, end of period	$6.18	$5.10	$6.21	$6.78	$7.94
Total return[2,3] (%)	(34.60)	(17.48)	21.76	9.18	19.14

Ratios and supplemental data
Net assets, end of period
(in millions)	$8	$6	$62	$64	$73
Ratio of expenses
to average net assets (%)	2.23	2.38	2.45	2.04	2.08
Ratio of adjusted expenses
to average net assets[4] (%)	3.83	4.43	3.00	2.07	2.12
Ratio of net investment loss
to average net assets (%)	(0.65)	(0.68)	(0.63)	(0.27)	(0.24)
Portfolio turnover (%)	278	228[5]	216[5]	201	176

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S

CLASS B SHARES

Period ended	10-31-01	10-31-02	10-31-03	10-31-04	10-31-05

Per share operating performance
Net asset value,
beginning of period	$9.04	$5.86	$4.81	$5.81	$6.30
Net investment loss[1]	(0.10)	(0.08)	(0.07)	(0.06)	(0.07)
Net realized and unrealized
gain (loss) on investments	(3.08)	(0.97)	1.07	0.55	1.20
Total from
investment operations	(3.18)	(1.05)	1.00	0.49	1.13
Less distributions
From net realized gain	--	--	--	--	(0.12)
Net asset value, end of period	$5.86	$4.81	$5.81	$6.30	$7.31
Total return[2,3] (%)	(35.18)	(17.92)	20.79	8.43	18.20

Ratios and supplemental data
Net assets, end of period
(in millions)	$6	$5	$30	$26	$24
Ratio of expenses
to average net assets (%)	2.93	3.08	3.15	2.74	2.78
Ratio of adjusted expenses
to average net assets[4] (%)	4.53	5.13	3.70	2.77	2.82
Ratio of net investment loss
to average net assets (%)	(1.34)	(1.38)	(1.28)	(0.98)	(0.97)
Portfolio turnover (%)	278	228[5]	216[5]	201	176

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S

CLASS C SHARES

Period ended	10-31-01	10-31-02	10-31-03	10-31-04	10-31-05

Per share operating performance
Net asset value,
beginning of period	$9.05	$5.87	$4.81	$5.81	$6.30
Net investment loss[1]	(0.10)	(0.08)	(0.06)	(0.06)	(0.07)
Net realized and unrealized
gain (loss) on investments	(3.08)	(0.98)	1.06	0.55	1.21
Total from
investment operations	(3.18)	(1.06)	1.00	0.49	1.14
Less distributions
From net realized gain	--	--	--	--	(0.12)
Net asset value, end of period	$5.87	$4.81	$5.81	$6.30	$7.32
Total return[2,3] (%)	(35.14)	(18.06)	20.79	8.43	18.36

Ratios and supplemental data
Net assets, end of period
(in millions)	$1	$1	$3	$4	$4
Ratio of expenses
to average net assets (%)	2.93	3.08	3.15	2.73	2.78
Ratio of adjusted expenses
to average net assets[4] (%)	4.53	5.13	3.70	2.76	2.82
Ratio of net investment loss
to average net assets (%)	(1.35)	(1.38)	(1.11)	(0.96)	(1.00)
Portfolio turnover (%)	278	228[5]	216[5]	201	176

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S

CLASS I SHARES

Period ended	10-31-02[6]	10-31-03	10-31-04	10-31-05

Per share operating performance
Net asset value,
beginning of period	$6.18	$5.12	$6.30	$6.94
Net investment income (loss)[1]	(0.01)	0.03	0.04	0.04
Net realized and unrealized
gain (loss) on investments	(1.05)	1.15	0.60	1.33
Total from
investment operations	(1.06)	1.18	0.64	1.37
Less distributions
From net realized gain	--	--	--	(0.12)
Net asset value, end of period	$5.12	$6.30	$6.94	$8.19
Total return[2] (%)	(17.15)[3,7]	23.05[3]	10.16	20.00[3]

Ratios and supplemental data
Net assets, end of period
(in millions)	$1	$1	$1	$1
Ratio of expenses
to average net assets (%)	2.04[8]	1.60	1.17	1.32
Ratio of adjusted expenses
to average net assets[4] (%)	4.09[8]	2.15	--	1.33
Ratio of net investment income (loss)
to average net assets (%)	(0.34)[8]	0.58	0.60	0.51
Portfolio turnover (%)	228[5]	216[5]	201	176

[1]	Based on the average of the shares outstanding.

[2]	Assumes dividend reinvestment and does not reflect the effect of sales charges.

[3]	Total returns would have been lower had certain expenses not been reduced during the periods shown.

[4]	Does not take into consideration expense reductions during the periods shown.

[5]	Excludes merger activity.

[6]	Class I shares began operations on 3-01-02.

[7]	Not annualized.

[8]	Annualized.

See notes to financial statements.

NOTES TO STATEMENTS

Note A Accounting policies

John Hancock International Fund (the “Fund”) is a diversified series of John Hancock Investment Trust III, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to achieve long-term growth of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations are not readily available, or the value has been materially affected by events occurring after the close of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in “Foreign currency translation” below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 4:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I shares, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended October 31, 2005.

Equity-linked warrants

The Fund may buy and sell equity-linked warrants. The Fund purchases the equity-linked warrants from a broker, who in turn purchases the shares in the local market and issues a call warrant hedged on the underlying holding. If the Fund exercises its call and closes its position, the shares are sold and the warrant redeemed with the proceeds. Each warrant represents one share of the underlying stock, therefore the price, performance and liquidity of the warrant are all directly linked to the underlying stock. The warrants can be redeemed for 100% of the value of the underlying stock, less transaction costs. Equity-linked warrants are subject to risks related to the counterparty’s ability to perform under the contract, and to the market risk of the underlying holding. The Fund may also suffer losses if it is unable to sell outstanding equity-linked warrants or reduce its exposure through offsetting transactions.

Forward foreign currency exchange contracts

The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund’s daily net asset value. The Fund records realized gains and losses at the time the forward foreign currency exchange contracts are closed out. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of the contracts and from unanticipated movements  in the value of a foreign currency relative to the U.S. dollar. These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities.

The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transactions.

The Fund had no open forward foreign currency exchange contracts on October 31, 2005.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $67,715,810 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain  distributions will be made. The loss carryforward expires as follows: October 31, 2006 -- $846,665, October 31, 2007 --$362,323, October 31, 2008 -- $48,654,862, October 31, 2009 -- $13,925,126 and October 31, 2010 -- $3,926,834. Availability of a certain amount of the carryforwards, which were acquired mergers on June 7, 2002, May 9, 2003 and on September 26, 2003, may be limited in a given year.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended October 31, 2004, there were no distributions. During the year ended October 31, 2005, the tax character of distributions paid was as follows: long-term capital gain $1,689,164. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of October 31, 2005, the components of distributable earnings on a tax basis included $3,501,973 of undistributed ordinary income and $6,766,588 of undistributed long-term gain.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B Management fee and transactions with affiliates and others
The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.90% of the first $100,000,000 of the Fund’s average daily net asset value, (b) 0.80% of the next $200,000,000, (c) 0.75% of the next $200,000,000 and (d) 0.625% of the Fund’s average daily net asset value in excess of $500,000,000. The Adviser has a subadvisory agreement with Nicholas-Applegate Capital Management LP. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has agreed to limit the Fund’s total expenses, excluding the distribution and service fees and transfer agent fees, to 1.27% of the Fund’s average daily net asset value, on an annual basis, at least until February 28, 2006. Accordingly, the expense reductions related to this total expense limitation amounted to $6,669 for the year ended October 31, 2005. The Adviser reserves the right to terminate this limitation in the future.

The Fund has Distribution Plans with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the year ended October 31, 2005, JH Funds received net up-front sales charges of $69,942 with regard to sales of Class A shares. Of this amount, $10,283 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $46,315 was paid as sales commissions to unrelated broker-dealers and $13,344 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (“JHLICo”), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended October 31, 2005, CDSCs received by JH Funds amounted to $43,245 for Class B shares and $5,276 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of JHLICo. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares the Fund pays a monthly transfer agent fee at a total annual rate of 0.05% of Class I average daily net asset value. Signature Services agreed to limit Class A, Class B and Class C shares transfer agent fee to 0.78% of each class’s average daily net asset value, at least until February 28, 2006. There were no transfer agent fee reductions under this limitation during the year ended October 31, 2005. Signature Services also agreed to voluntarily reduce the Fund’s asset-based portion of the transfer agent fee if the total transfer agent fee exceeds the Lipper, Inc. median transfer agency fee for comparable mutual funds by 0.05% . Accordingly, the transfer agent expense for Class A, Class B and Class C shares was reduced by $32,286 for the year ended October 31, 2005. Signature Services reserves the right to terminate this limitation at any time.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year amounted to $24,876. The Fund also paid the adviser the amount of $392 for certain publishing services, included in the printing fees. The fund also paid the amount of $2,012 to JHLICo for certain compliance costs, included in the miscellaneous expenses.

Mr. James R. Boyle is an officer of certain affiliates of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of other unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

	Year ended 10-31-04		Year ended 10-31-05
	Shares	Amount	Shares	Amount

Class A shares
Sold	1,973,699	$13,194,450	1,907,087	$14,310,047
Distributions reinvested	--	--	153,373	1,067,479
Repurchased	(2,637,147)	(17,370,134)	(2,248,267)	(16,706,148)
Net decrease	(663,448)	($4,175,684)	(187,807)	($1,328,622)

Class B shares
Sold	1,369,403	$8,533,931	735,091	$5,111,257
Distributions reinvested	--	--	71,179	459,815
Repurchased	(2,491,843)	(15,289,617)	(1,661,206)	(11,394,043)
Net decrease	(1,122,440)	($6,755,686)	(854,936)	($5,822,971)

Class C shares
Sold	317,706	$1,985,539	216,694	$1,484,170
Distributions reinvested	--	--	10,744	69,404
Repurchased	(254,252)	(1,557,702)	(291,681)	(1,993,970)
Net increase (decrease)	63,454	$427,837	(64,243)	($440,396)

Class I shares
Sold	42,406	$290,627	51,705	$398,210
Distributions reinvested	--	--	3,135	22,383
Repurchased	(28,340)	(190,677)	(71,242)	(534,814)
Net increase (decrease)	14,066	$99,950	(16,402)	($114,221)

Net decrease	(1,708,368)	($10,403,583)	(1,123,388)	($7,706,210)

Note D Investment transactions
Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended October 31, 2005, aggregated $172,108,311 and $181,109,922, respectively.

The cost of investments owned on October 31, 2005, including short-term investments, for federal income tax purposes, was $91,771,434.

Gross unrealized appreciation and depreciation of investments aggregated $13,118,451 and $1,322,248, respectively, resulting in net unrealized appreciation of $11,796,203. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

Note E Transactions in securities of affiliated issuers
Affiliated issuers, as defined by the Investment Company Act of 1940, are those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the year ended October 31, 2005, is set forth below.

	Beginning	Ending
	share	share	Realized	Dividend	Ending
Affiliate	amount	amount	gain	income	value

Asustek Computer, Inc.
sold: 469,260	469,260	--	$345,764	$12,985	$--

Note F Reclassification of accounts
During the year ended October 31, 2005, the Fund reclassified amounts to reflect an increase in accumulated net realized loss on investments of $381,058, a decrease in accumulated net investment loss of $378,976 and an increase in capital paid-in of $2,082. This represents the amounts  necessary to report these balances on a tax basis, excluding certain temporary differences, as of October 31, 2005. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, book and tax differences in accounting for deferred com pensation, net operating loss and certain foreign currency adjustments. The calculation of net investment income (loss) per share in the Fund’s Financial Highlights excludes these adjustments.

Shareholder meeting (unaudited)

On December 1, 2004, a Special Meeting of shareholders of the Fund was held to elect nine Trustees effective January 1, 2005.

Proxies covering 10,166,622 shares of beneficial interest were voted at the meeting.

The shareholders elected the following Trustees to serve until their respective successors are duly elected and qualified, with the votes tabulated as follows:

		W I T H H E L D
	F O R	A U T H O R I T Y

James F. Carlin	9,776,216	390,406
Richard P. Chapman, Jr.	9,796,179	370,443
William H. Cunningham	9,763,608	403,014
Ronald R. Dion	9,778,953	387,669
Charles L. Ladner	9,790,396	376,226
Dr. John A. Moore	9,796,412	370,210
Patti McGill Peterson	9,758,408	408,214
Steven Pruchansky	9,795,461	371,160
James A. Shepherdson*	9,800,075	366,547

* Mr. James A. Shepherdson resigned effective July 15, 2005.

AUDITORS’ REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of John Hancock International Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock International Fund (the “Fund”) at October 31, 2005, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP Boston, Massachusetts December 14, 2005

TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended October 31, 2005.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2005.

Shareholders will be mailed a 2005 U.S. Treasury Department Form 1099-DIV in January 2006. This will reflect the total of all distributions that are taxable for calendar year 2005.

Board Consideration of and Continuation of Investment Advisory Agreement and Sub-Advisory Agreement: John Hancock International Fund
Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board of Trustees (the “Board”) of John Hancock Investment Trust III (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), annually to review and consider the continuation of: (i) the investment advisory agreement (the “Advisory Agreement”) with John Hancock Advisers, LLC (the “Adviser”) and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Nicholas-Applegate Capital Management LLC (the “Sub-Adviser”) for the John Hancock International Fund (the “Fund”). The Advisory Agreement with the Adviser and the Sub-Advisory Agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At meetings held on May 19-20 and June 6-7, 2005, the Board, including the Independent Trustees, considered the factors and reached the conclusions described below relating to the selection of the Adviser and Sub-Adviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel. In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including but not limited to the following: (i) the investment performance of the Fund and a broader universe of relevant funds (the “Universe”) selected by Lipper Inc. (“Lipper”), an independent provider of investment company data, for a range of periods, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund and a peer group of comparable funds selected by Lipper (the “Peer Group”), (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Sub-Adviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees and a study undertaken at the direction of the Independent Trustees as to the allocation of the benefits of economies of scale between the Fund and the Adviser, (vi) the Adviser’s and Sub-Adviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the Fund’s Code of Ethics and the structure and responsibilities of the Adviser’s and Sub-Adviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Sub-Adviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser and Sub-Adviser. In addition, the Board took into account the administrative services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Adviser were sufficient to support renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods. The Board also considered these results in comparison to the performance of the Universe, as well as the Fund’s benchmark indexes. Lipper determined the Universe for the Fund. The Board reviewed with a representative of Lipper the methodology used by Lipper to select the funds in the Universe and the Peer Group.

The Board noted that the performance of the Fund was lower than the median and average performance of its Universe and the performance of its benchmark indexes, the Lipper International Multi-Cap Growth Funds Index and the MSCI All Country World Ex-U.S. Index, for the time periods under review. The Adviser discussed with the Board measures that may be taken in the future with the objective of improving performance. The Board intends to continue to monitor the Fund’s performance trends to assess whether other remedial changes are warranted.

Investment advisory and sub-advisory fee rates and expenses
The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the “Advisory Agreement Rate”). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was lower than the median rate of the Peer Group. The Board concluded that the Advisory Agreement Rate was reasonable in relation to the services provided.

The Board received and considered information regarding the Fund’s total operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, transfer agent fees and custodian fees, including and excluding Rule 12b-1 and non-Rule 12b-1 service fees. The Board also considered comparisons of these expenses to the expense information for the Peer Group and the Universe. The Board noted that the total operating expense ratio of the Fund was higher than the Peer Group’s and Universe’s median total operating expense ratio. The Board also noted that the most sig-nificant contributor to such difference was the Fund’s transfer agency expense, which the transfer agent has taken steps to reduce.

The Adviser also discussed the Lipper data and rankings, and other relevant information for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the plans to reduce the Fund’s overall fees and expenses and plans for improving the Fund’s performance supported the re-approval of the Advisory Agreements.

The Board also received information about the investment sub-advisory fee rate (the “Sub-Advisory Agreement Rate”) payable by the Adviser to the Sub-Adviser for investment sub-advisory services. The Board concluded that the Sub-Advisory Agreement Rate was fair and equitable, based on its consideration of the factors described above.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Sub-Adviser. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser, and the range of fee rates offered by the Sub-Adviser to their other clients, including other registered investment  companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Sub-Advisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Sub-Adviser, respectively, and giving effect to differences in services covered by such fee rates.

Other benefits to the Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affili-ates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other finan-cial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Sub-Adviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

The Board received information about the  Sub-Adviser’s affiliation with the Adviser, which explained that the Sub-Adviser’s investment management arrangements with related-parties are conducted on an arm’s length basis so as to neither advantage nor disadvantage the Sub-Adviser’s clients or the related parties.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Sub-Adviser as part of the annual re-approval process under Section 15(c) of the 1940 Act. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

TRUSTEES & OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees
Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Ronald R. Dion, Born: 1946	2005	53
Independent Chairman (since 2005); Chairman and Chief Executive Officer,
R.M. Bradley & Co., Inc.; Director, The New England Council and Massachusetts
Roundtable; Trustee, North Shore Medical Center; Director, Boston Stock
Exchange; Director, BJ’s Wholesale Club, Inc. and a corporator of the Eastern
Bank; Trustee, Emmanuel College; Director, Boston Municipal Research Bureau;
Member of the Advisory Board, Carroll Graduate School of Management at
Boston College.

James F. Carlin, Born: 1940	2005	53
Director and Treasurer, Alpha Analytical Inc. (analytical laboratory) (since 1985);
Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995);
Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc.
(since 1996); Director and Treasurer, Rizzo Associates (engineering) (until 2000);
Chairman and CEO, Carlin Consolidated, Inc. (management/investments) (since
1987); Director and Partner, Proctor Carlin & Co., Inc. (until 1999); Trustee,
Massachusetts Health and Education Tax Exempt Trust (since 1993); Director of the following: Uno Restaurant Corp. (until 2001), Arbella Mutual (insurance)
(until 2000), HealthPlan Services, Inc. (until 1999), Flagship Healthcare, Inc. (until
1999), Carlin Insurance Agency, Inc. (until 1999); Chairman, Massachusetts
Board of Higher Education (until 1999).

Richard P. Chapman, Jr.,[2] Born: 1935	1996	53
President and Chief Executive Officer, Brookline Bancorp Inc. (lending)
(since 1972); Director, Lumber Insurance Co. (insurance) (until 2000);
Chairman and Director, Northeast Retirement Services, Inc. (retirement administration) (since 1998).

William H. Cunningham, Born: 1944	2005	143
Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and CEO, IBT Technologies
(until 2001); Director of the following: The University of Texas Investment
Management Company (until 2000), Hire.com (until 2004), STC Broadcasting,
Inc. and Sunrise Television Corp. (electronic manufacturing) (until 2001),
Symtx, Inc. (electronic manufacturing) (since 2001), Adorno/Rogers Technology,
Inc. (until 2004), Pinnacle Foods Corporation (until 2003), rateGenius (Internet

Independent Trustees (continued)
Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

William H. Cunningham, Born: 1944 (continued)	2005	143
service) (until 2003), Jefferson-Pilot Corporation (diversified life insurance company) (since 1985), New Century Equity Holdings (formerly Billing Concepts)
(until 2001), eCertain (until 2001), ClassMap.com (until 2001), Agile Ventures
(until 2001), LBJ Foundation (until 2000), Golfsmith International, Inc.
(until 2000), Metamor Worldwide (until 2000), AskRed.com (until 2001),
Southwest Airlines (since 2000) and Introgen (since 2000); Advisory Director,
Q Investments (until 2003); Advisory Director, Chase Bank (formerly Texas
Commerce Bank - Austin) (since 1988), LIN Television (since 2002), WilTel
Communications (until 2003) and Hayes Lemmerz International, Inc.
(diversified automotive parts supply company) (since 2003).

Charles L. Ladner,[2] Born: 1938	2004	143
Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003);
Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice President and Director for AmeriGas, Inc.
(retired 1998); Director of AmeriGas Partners, L.P. (until 1997) (gas distribution);
Director, EnergyNorth, Inc. (until 1995); Director, Parks and History Association
(since 2001).

John A. Moore,[2] Born: 1939	1994	53
President and Chief Executive Officer, Institute for Evaluating Health Risks,
(nonprofit institution) (until 2001); Chief Scientist, Sciences International (health research) (until 2003); Principal, Hollyhouse (consulting) (since 2000); Director,
CIIT (nonprofit research) (since 2002).

Patti McGill Peterson,[2] Born: 1943	1994	53
Executive Director, Council for International Exchange of Scholars and Vice
President, Institute of International Education (since 1998); Senior Fellow, Cornell
Institute of Public Affairs, Cornell University (until 1998); Former President of
Wells College and St. Lawrence University; Director, Niagara Mohawk Power
Corporation (until 2003); Director, Ford Foundation, International Fellowships
Program (since 2002); Director, Lois Roth Endowment (since 2002); Director,
Council for International Educational Exchange (since 2003).

Steven R. Pruchansky, Born: 1944	2005	53
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc.
(since 2000); Director and President, Greenscapes of Southwest Florida, Inc.
(until 2000); Managing Director, JonJames, LLC (real estate) (since 2001);
Director, First Signature Bank & Trust Company (until 1991); Director, Mast
Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991).

Non-Independent Trustee[3]
Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2005	237
President, John Hancock Annuities; Executive Vice President, John Hancock
Life Insurance Company (since June, 2004); Chairman and Director, John
Hancock Advisers, LLC (the “Adviser”); John Hancock Funds, LLC (“John
Hancock Funds”) and The Berkeley Financial Group, LLC (“The Berkeley
Group”) (holding company) (since 2005); President U.S. Annuities; Senior
Vice President, The Manufacturers Life Insurance Company (U.S.A.) (prior to 2004).

Principal officers who are not Trustees
Name, age
Position(s) held with Fund		Officer
Principal occupation(s) and		of Fund
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2005
President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director,
President and Chief Executive Officer, the Adviser and The Berkeley Group;
Director, President and Chief Executive Officer, John Hancock Funds; Director,
President and Chief Executive Officer, Sovereign Asset Management LLC
(“Sovereign”); Director, John Hancock Signature Services, Inc.; President, John
Hancock Trust; Chairman and President, NM Capital Management, Inc. (NM
Capital) (since 2005); Chairman, Investment Company Institute Sales Force
Marketing Committee (since 2003); Executive Vice President, John Hancock
Funds (until 2005).

William H. King, Born: 1952		1994
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer
of each of the John Hancock funds advised by the Adviser; Assistant Treasurer of each of the John Hancock funds (until 2001).

Francis V. Knox, Jr., Born: 1947		2005
Vice President and Chief Compliance Officer
Vice President and Chief Compliance Officer for John Hancock Investment
Company, John Hancock Life Insurance Company (U.S.A.), John Hancock Life
Insurance Company and John Hancock Funds (since 2005); Fidelity Investments -
Vice President and Assistant Treasurer, Fidelity Group of Funds (until 2004);
Fidelity Investments - Vice President and Ethics & Compliance Officer (until 2001).

John G. Vrysen, Born: 1955		2005
Executive Vice President and Chief Financial Officer; Director, the Adviser,
The Berkeley Group and John Hancock Funds.
Executive Vice President and Chief Financial Officer, the Adviser, Sovereign,
The Berkeley Group and John Hancock Funds (since 2005); Vice President and
General Manager, Fixed Annuities, U.S. Wealth Management (until 2005); Vice
President, Operations, Manulife Wood Logan (July 2000 thru September 2004).

Notes to Trustees and Officers pages

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

[2] Member of Audit Committee.

3 Non-independent Trustees hold positions with the Fund’s investment adviser, underwriter and certain other affiliates.

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone
1-800-225-5291

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Nicholas-Applegate Capital
Management, LLC
600 West Broadway
San Diego, CA 92101

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

On the Fund’s Web site
www.jhfunds.com/proxy

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature
Services, Inc.
1 John Hancock Way,
Suite 1000
Boston, MA 02217-1000

On the SEC’s Web site
www.sec.gov

Legal counsel
Wilmer Cutler Pickering
Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	24-hour automated information	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

1-800-225-5291 1-800-554-6713 (TDD) 1-800-338-8080 EASI-Line www.jhfunds. com

Now available: electronic delivery www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock International Fund.

4000A 10/05 12/05

ITEM 2. CODE OF ETHICS.

As of the end of the period, October 31, 2005, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

The code of ethics was amended effective February 1, 2005 to address new Rule 204A-1 under the Investment Advisers Act of 1940 and to make other related changes.

The most significant amendments were:

(a) Broadening of the General Principles of the code to cover compliance with all federal securities laws.

(b) Eliminating the interim requirements (since the first quarter of 2004) for access persons to preclear their personal trades of John Hancock mutual funds. This was replaced by post-trade reporting and a 30 day hold requirement for all employees.

(c) A new requirement for “heightened preclearance” with investment supervisors by any access person trading in a personal position worth $100,000 or more.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Charles L. Ladner is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $96,900 for the fiscal year ended October 31, 2004 (broken out as follows: John Hancock International Fund - $36,100, John Hancock Large Cap Growth Fund - $34,100 and John Hancock Mid Cap Growth Fund - $26,700) and $82,470 for the fiscal year ended October 31, 2005 (broken out as follows: John Hancock International Fund - $37,890, John Hancock Mid Cap Growth Fund - $28,080 and John Hancock Greater China Opportunities Fund - $16,500). John Hancock Large Cap Growth Fund is no longer in existence effective April 8, 2005, it was acquired by John Hancock U.S. Global Leaders Fund. John Hancock Greater China Opportunities Fund is in its first year of operations, the fund commenced operations on June 8, 2005. These fees were billed to the registrant and were approved by the registrant’s audit committee.

(b) Audit-Related Services

There were no audit-related fees during the fiscal year ended October 31, 2004 and fiscal year ended October 31, 2005 billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates").

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning (“tax fees”) amounted to $10,300 for the fiscal year ended October 31, 2004 (broken out as follows: John Hancock International Fund - $3,700, John

Hancock Large Cap Growth Fund - $3,700 and John Hancock Mid Cap Growth Fund - $2,900) and $9,400 for the fiscal year ended October 31, 2005 (broken out as follows: John Hancock International Fund - $3,900, John Hancock Mid Cap Growth Fund - $3,000 and John Hancock Greater China Opportunities Fund - $2,500). The nature of the services comprising the tax fees was the review of the registrant’s income tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee. There were no tax fees billed to the control affiliates.

(d) All Other Fees

There were no other fees during the fiscal year ended October 31, 2004 and fiscal year ended October 31, 2005 billed to the registrant or to the control affiliates.

(e)(1) See attachment "Approval of Audit, Audit-related, Tax and Other Services", with the audit committee pre-approval policies and procedures.

(e)(2) There were no fees that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended October 31, 2004 and October 31, 2005 on behalf of the registrant or on behalf of the control affiliates that relate directly to the operations and financial reporting of the registrant.

(f) According to the registrant’s principal accountant, for the fiscal year ended October 31, 2004, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $66,762 for the fiscal year ended October 31, 2004 and $212,062 for the fiscal year ended October 31, 2005.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Dr. John A. Moore - Chairman Richard P. Chapman, Jr. Charles L. Ladner Patti McGill Peterson ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders August recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds - Administration Committee Charter" and “John Hancock Funds – Governance Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Approval of Audit, Audit-related, Tax and Other Services is attached.

(c)(2) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds - Administration Committee Charter" and “John Hancock Funds – Governance Committee Charter”.

(c)(3) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust III

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: December 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: December 21, 2005

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Executive Vice President and Chief Financial Officer

Date: December 21, 2005